SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Value
Consumer Discretionary - 12.1%
Automobiles & Components - 5.0%
Gentherm, Inc. (a)	100,423	$ 5,782,356
Goodyear Tire & Rubber Co. (The) (a)	1,033,886	14,195,255
Modine Manufacturing Co. (a)	114,880	10,935,427
		30,913,038
Consumer Durables & Apparel - 6.2%
Gildan Activewear, Inc. (Canada)	178,047	6,610,885
Polaris, Inc.	64,445	6,452,233
PVH Corp.	49,289	6,930,526
Steven Madden, Ltd.	106,749	4,513,348
VF Corp.	914,578	14,029,627
		38,536,619
Consumer Services - 0.9%
Papa John's International, Inc.	86,190	5,740,254

Consumer Staples - 1.7%
Food, Beverage & Tobacco - 0.5%
Hain Celestial Group, Inc. (The) (a)	427,432	3,359,616

Household & Personal Products - 1.2%
Coty, Inc. - Class A (a)	596,500	7,134,140

Energy - 7.0%
Energy - 7.0%
Chord Energy Corp.	34,678	6,181,007
Dril-Quip, Inc. (a)	201,769	4,545,855
Helmerich & Payne, Inc.	159,465	6,707,098
Matador Resources Co.	119,006	7,946,031
Murphy Oil Corp.	220,088	10,058,022
Range Resources Corp.	246,182	8,476,046
		43,914,059
Financials - 15.2%
Banks - 15.2%
Ameris Bancorp	106,354	5,145,407
Cadence Bank	308,123	8,935,567

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Banks - 15.2% (Continued)
Columbia Banking System, Inc.	369,010	$ 7,140,344
Community Bank System, Inc.	159,201	7,646,424
Glacier Bancorp, Inc.	200,319	8,068,849
Hancock Whitney Corp.	147,999	6,813,874
Lakeland Financial Corp.	35,978	2,386,061
National Bank Holdings Corp. - Class A	261,601	9,435,948
Pacific Premier Bancorp, Inc.	196,234	4,709,616
Seacoast Banking Corp. of Florida	344,760	8,753,456
SouthState Corp.	105,300	8,953,659
Texas Capital Bancshares, Inc. (a)	108,726	6,692,085
United Community Banks, Inc.	187,009	4,922,077
WesBanco, Inc.	183,582	5,472,579
		95,075,946
Health Care - 8.3%
Health Care Equipment & Services - 5.5%
AdaptHealth Corp. (a)	671,597	7,730,082
ICU Medical, Inc. (a)	125,859	13,507,188
NeoGenomics, Inc. (a)	365,188	5,740,755
Pediatrix Medical Group, Inc. (a)	442,548	4,438,756
Surmodics, Inc. (a)	108,726	3,190,021
		34,606,802
Pharmaceuticals, Biotechnology & Life Sciences - 2.8%
Alkermes PLC (Ireland) (a)	193,598	5,240,698
BioCryst Pharmaceuticals, Inc. (a)	330,506	1,678,971
Galapagos N.V. ADR (Belgium) (a)	241,042	7,761,552
Geron Corp. (a)	791,114	2,610,676
		17,291,897
Industrials - 22.5%
Capital Goods - 19.9%
AAR Corp. (a)	104,904	6,280,602
Apogee Enterprises, Inc.	186,613	11,047,490
Astec Industries, Inc.	145,627	6,365,356
AZZ, Inc.	186,351	14,406,796
Columbus McKinnon Corp.	100,819	4,499,552
Enerpac Tool Group Corp. - Class A	129,469	4,616,865

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Value
Industrials - 22.5% (Continued)
Capital Goods - 19.9% (Continued)
EnerSys	107,145	$ 10,120,917
Mercury Systems, Inc. (a)	404,461	11,931,599
Quanex Building Products Corp.	289,277	11,116,915
Regal Rexnord Corp.	69,838	12,577,824
REV Group, Inc.	610,677	13,489,855
SPX Technologies, Inc. (a)	116,309	14,321,127
Valmont Industries, Inc.	14,400	3,287,232
		124,062,130
Commercial & Professional Services - 1.3%
KBR, Inc.	132,054	8,406,557

Transportation - 1.3%
ArcBest Corp.	55,602	7,923,285

Information Technology - 4.8%
Software & Services - 1.1%
OneSpan, Inc. (a)	214,157	2,490,646
Progress Software Corp.	83,291	4,440,243
		6,930,889
Technology Hardware & Equipment - 3.7%
Belden, Inc.	166,318	15,402,710
Clearfield, Inc. (a)	62,863	1,938,695
Plexus Corp. (a)	61,546	5,835,792
		23,177,197
Materials - 10.2%
Materials - 10.2%
Alamos Gold, Inc. - Class A (Canada)	402,503	5,936,919
Element Solutions, Inc.	290,331	7,252,469
Ingevity Corp. (a)	191,601	9,139,368
Louisiana-Pacific Corp.	83,686	7,022,092
MP Materials Corp. (a)	306,937	4,389,199
Sensient Technologies Corp.	122,564	8,480,203
Silgan Holdings, Inc.	218,506	10,610,651
Summit Materials, Inc. - Class A (a)	247,105	11,013,470
		63,844,371

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Value
Real Estate - 7.4%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Empire State Realty Trust, Inc. - Class A	328,287	$ 3,325,547
Equity Commonwealth (a)	1,261,749	23,821,821
Healthpeak Properties, Inc.	181,849	3,409,669
STAG Industrial, Inc.	173,962	6,687,099
Terreno Realty Corp.	76,156	5,056,759
		42,300,895
Real Estate Management & Development - 0.6%
DigitalBridge Group, Inc. - Class A	203,011	3,912,022

Utilities - 4.7%
Utilities - 4.7%
ALLETE, Inc.	117,951	7,034,598
Avista Corp.	93,834	3,286,067
New Jersey Resources Corp.	131,130	5,626,788
OGE Energy Corp.	191,621	6,572,600
PNM Resources, Inc.	181,210	6,820,744
		29,340,797

Investments at Value - 93.9% (Cost $492,415,913)		$ 586,470,514

Other Assets in Excess of Liabilities - 6.1%		37,804,172

Net Assets - 100.0%		$ 624,274,686

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Communication Services - 1.3%
Media & Entertainment - 1.3%
New York Times Co. (The) - Class A	77,865	$ 3,365,325

Consumer Discretionary - 7.6%
Automobiles & Components - 0.9%
Modine Manufacturing Co. (a)	24,987	2,378,513

Consumer Discretionary Distribution & Retail - 1.5%
Boot Barn Holdings, Inc. (a)	38,404	3,654,141

Consumer Services - 5.2%
Bright Horizons Family Solutions, Inc. (a)	26,188	2,968,672
Churchill Downs, Inc.	37,719	4,667,726
Kura Sushi USA, Inc. - Class A (a)	19,484	2,243,777
Texas Roadhouse, Inc.	21,932	3,387,836
		13,268,011
Consumer Staples - 2.4%
Food, Beverage & Tobacco - 1.0%
Freshpet, Inc. (a)	22,770	2,638,132

Household & Personal Products - 1.4%
BellRing Brands, Inc. (a)	60,022	3,543,099

Energy - 6.1%
Energy - 6.1%
Cactus, Inc. - Class A	63,921	3,201,803
Matador Resources Co.	67,088	4,479,466
Range Resources Corp.	81,338	2,800,467
TechnipFMC PLC (United Kingdom)	201,414	5,057,506
		15,539,242
Financials - 11.4%
Banks - 0.7%
Bancorp, Inc. (The) (a)	56,051	1,875,467

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Financials - 11.4% (Continued)
Financial Services - 7.2%
Evercore, Inc. - Class A	16,100	$ 3,100,699
Hamilton Lane, Inc. - Class A	47,884	5,399,400
Houlihan Lokey, Inc.	41,434	5,311,424
SoFi Technologies, Inc. (a)	156,439	1,142,005
StepStone Group, Inc. - Class A	95,356	3,408,023
		18,361,551
Insurance - 3.5%
Goosehead Insurance, Inc. - Class A (a)	28,250	1,882,015
Kinsale Capital Group, Inc.	8,212	4,309,165
Selective Insurance Group, Inc.	25,602	2,794,970
		8,986,150
Health Care - 17.6%
Health Care Equipment & Services - 7.6%
Ensign Group, Inc. (The)	43,629	5,428,320
Glaukos Corp. (a)	36,660	3,456,672
Globus Medical, Inc. - Class A (a)	36,443	1,954,803
Inari Medical, Inc. (a)	41,135	1,973,657
Option Care Health, Inc. (a)	100,880	3,383,515
Surgery Partners, Inc. (a)	104,998	3,132,090
		19,329,057
Health Care Equipment & Supplies - 1.1%
TransMedics Group, Inc. (a)	38,965	2,881,072

Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
Alkermes PLC (Ireland) (a)	132,000	3,573,240
Azenta, Inc. (a)	36,213	2,182,919
Blueprint Medicines Corp. (a)	42,271	4,009,827
Medpace Holdings, Inc. (a)	10,085	4,075,853
Natera, Inc. (a)	55,848	5,107,858
Vaxcyte, Inc. (a)	54,083	3,694,410
		22,644,107
Industrials - 21.3%
Capital Goods - 14.2%
AAON, Inc.	33,008	2,908,005
Atkore, Inc.	20,367	3,877,062

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Industrials - 21.3% (Continued)
Capital Goods - 14.2% (Continued)
AZEK Co., Inc. (The) (a)	100,175	$ 5,030,788
Comfort Systems USA, Inc.	17,577	5,584,389
Hexcel Corp.	43,644	3,179,465
John Bean Technologies Corp.	41,181	4,319,475
Simpson Manufacturing Co., Inc.	16,514	3,388,343
SiteOne Landscape Supply, Inc. (a)	29,644	5,174,360
Trex Co., Inc. (a)	27,766	2,769,659
		36,231,546
Commercial & Professional Services - 6.2%
Casella Waste Systems, Inc. - Class A (a)	33,961	3,357,724
CBIZ, Inc. (a)	42,941	3,370,868
Montrose Environmental Group, Inc. (a)	62,700	2,455,959
Tetra Tech, Inc.	35,141	6,490,894
		15,675,445
Transportation - 0.9%
Saia, Inc. (a)	3,968	2,321,280

Information Technology - 22.0%
Semiconductors & Semiconductor Equipment - 7.3%
Credo Technology Group Holding, Ltd. (Cayman Islands) (a)	152,443	3,230,267
MACOM Technology Solutions Holdings, Inc. (a)	35,651	3,409,662
Onto Innovation, Inc. (a)	17,976	3,255,094
PDF Solutions, Inc. (a)	41,677	1,403,264
Power Integrations, Inc.	27,891	1,995,601
Rambus, Inc. (a)	45,265	2,797,830
SiTime Corp. (a)	25,826	2,407,758
		18,499,476
Software & Services - 12.4%
Box, Inc. - Class A (a)	134,366	3,805,245
Clearwater Analytics Holdings, Inc. - Class A (a)	115,180	2,037,534
Descartes Systems Group, Inc. (The) (Canada) (a)	44,845	4,104,663
Endava PLC ADR (United Kingdom) (a)	52,974	2,015,131
Freshworks, Inc. - Class A (a)	137,980	2,512,616
Globant S.A. (Luxembourg) (a)	18,211	3,676,801
JFrog, Ltd. (a)	70,816	3,131,483

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Information Technology - 22.0% (Continued)
Software & Services - 12.4% (Continued)
Procore Technologies, Inc. (a)	45,536	$ 3,741,693
Sprout Social, Inc. - Class A (a)	71,096	4,245,142
Workiva, Inc. (a)	28,837	2,445,378
		31,715,686
Technology Hardware & Equipment - 2.3%
Novanta, Inc. (Canada) (a)	33,251	5,811,278

Materials - 3.4%
Materials - 3.4%
Arcadium Lithium PLC (Jersey) (a)	390,532	1,683,193
Innospec, Inc.	29,501	3,803,859
Materion Corp.	23,687	3,120,762
		8,607,814
Real Estate - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Americold Realty Trust, Inc.	92,999	2,317,535
Terreno Realty Corp.	64,406	4,276,558
		6,594,093

Investments at Value - 95.7% (Cost $194,550,036)		$ 243,920,485

Other Assets in Excess of Liabilities - 4.3%		10,844,825

Net Assets - 100.0%		$ 254,765,310

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 93.1%	Shares	Value
Consumer Discretionary - 12.0%
Automobiles & Components - 3.5%
Fox Factory Holding Corp. (a)	10,254	$ 533,926
Gentex Corp.	25,551	922,902
Modine Manufacturing Co. (a)	14,393	1,370,069
		2,826,897
Consumer Durables & Apparel - 4.3%
Carter's, Inc.	4,236	358,705
Gildan Activewear, Inc. (Canada)	26,628	988,698
Installed Building Products, Inc.	4,999	1,293,391
Steven Madden, Ltd.	18,598	786,323
		3,427,117
Consumer Services - 3.4%
Churchill Downs, Inc.	7,160	886,050
Texas Roadhouse, Inc.	8,215	1,268,971
Vail Resorts, Inc.	2,784	620,359
		2,775,380
Retailing - 0.8%
Five Below, Inc. (a)	3,441	624,129

Consumer Staples - 3.0%
Food & Staples Retailing - 1.1%
Casey's General Stores, Inc.	2,815	896,437

Food, Beverage & Tobacco - 1.1%
Coca-Cola Consolidated, Inc.	530	448,597
J & J Snack Foods Corp.	3,032	438,306
		886,903
Household & Personal Products - 0.8%
Inter Parfums, Inc.	4,575	642,833

Energy - 4.2%
Energy - 4.2%
Chord Energy Corp.	5,764	1,027,375
Civitas Resources, Inc.	13,178	1,000,342

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value
Energy - 4.2% (Continued)
Energy - 4.2% (Continued)
Matador Resources Co.	19,617	$ 1,309,827
		3,337,544
Financials - 6.1%
Banks - 6.1%
Ameris Bancorp	15,245	737,553
Glacier Bancorp, Inc.	19,362	779,901
Seacoast Banking Corp. of Florida	34,040	864,276
SouthState Corp.	13,538	1,151,136
United Bankshares, Inc.	20,348	728,255
United Community Banks, Inc.	23,177	610,019
		4,871,140
Health Care - 9.9%
Health Care Equipment & Services - 3.8%
Encompass Health Corp.	6,840	564,847
Ensign Group, Inc. (The)	8,413	1,046,745
Globus Medical, Inc. - Class A (a)	13,526	725,535
Insulet Corp. (a)	2,822	483,691
Integra LifeSciences Holdings Corp. (a)	7,225	256,126
		3,076,944
Health Care Equipment & Supplies - 1.9%
Axonics, Inc. (a)	9,014	621,696
iRhythm Technologies, Inc. (a)	7,950	922,200
		1,543,896
Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
Bio-Techne Corp.	8,816	620,558
Halozyme Therapeutics, Inc. (a)	18,570	755,428
Medpace Holdings, Inc. (a)	2,363	955,007
Veracyte, Inc. (a)	23,240	514,998
Vericel Corp. (a)	9,666	502,825
		3,348,816
Industrials - 28.9%
Capital Goods - 19.6%
AAR Corp. (a)	11,879	711,196
AZEK Co., Inc. (The) (a)	18,756	941,926
Carlisle Cos., Inc.	3,088	1,210,033

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value
Industrials - 28.9% (Continued)
Capital Goods - 19.6% (Continued)
Crane Co.	8,596	$ 1,161,578
EMCOR Group, Inc.	4,120	1,442,824
EnerSys	5,974	564,304
EnPro, Inc.	9,573	1,615,635
Griffon Corp.	14,458	1,060,350
ITT, Inc.	11,210	1,524,896
RBC Bearings, Inc. (a)	2,701	730,215
Regal Rexnord Corp.	4,546	818,735
SPX Technologies, Inc. (a)	10,978	1,351,721
Standex International Corp.	3,701	674,396
Timken Co. (The)	7,028	614,458
UFP Industries, Inc.	8,710	1,071,417
Vicor Corp. (a)	7,617	291,274
		15,784,958
Commercial & Professional Services - 6.5%
CACI International, Inc. - Class A (a)	3,409	1,291,432
Casella Waste Systems, Inc. - Class A (a)	14,968	1,479,886
KBR, Inc.	28,599	1,820,612
MAXIMUS, Inc.	7,844	658,112
		5,250,042
Trading Companies & Distributors - 0.8%
Rush Enterprises, Inc. - Class A	12,228	654,443

Transportation - 2.0%
Allegiant Travel Co.	6,344	477,132
Hub Group, Inc. - Class A	25,505	1,102,326
		1,579,458
Information Technology - 16.6%
Electronic Equipment, Instruments & Components - 0.7%
Insight Enterprises, Inc. (a)	3,085	572,329

Semiconductors & Semiconductor Equipment - 4.2%
Onto Innovation, Inc. (a)	5,276	955,378
Rambus, Inc. (a)	8,411	519,884
Silicon Laboratories, Inc. (a)	5,380	773,214

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value
Information Technology - 16.6% (Continued)
Semiconductors & Semiconductor Equipment - 4.2% (Continued)
Universal Display Corp.	6,532	$ 1,100,315
		3,348,791
Software - 0.8%
Q2 Holdings, Inc. (a)	12,723	668,721

Software & Services - 6.8%
Agilysys, Inc. (a)	14,810	1,247,891
CCC Intelligent Solutions Holdings, Inc. (a)	88,384	1,057,073
Descartes Systems Group, Inc. (The) (Canada) (a)	15,935	1,458,530
Five9, Inc. (a)	11,620	721,718
Model N, Inc. (a)	21,640	616,091
Tenable Holdings, Inc. (a)	6,294	311,112
		5,412,415
Technology Hardware & Equipment - 4.1%
Advanced Energy Industries, Inc.	6,341	646,655
Badger Meter, Inc.	2,536	410,350
Ciena Corp. (a)	7,025	347,386
Crane NXT Co.	17,196	1,064,433
Littelfuse, Inc.	3,469	840,712
		3,309,536
Materials - 8.5%
Materials - 8.5%
Berry Global Group, Inc.	12,531	757,875
Eagle Materials, Inc.	3,613	981,833
Element Solutions, Inc.	49,405	1,234,137
Graphic Packaging Holding Co.	21,964	640,910
Huntsman Corp.	13,681	356,116
Ingevity Corp. (a)	9,558	455,917
Materion Corp.	8,147	1,073,367
Silgan Holdings, Inc.	27,920	1,355,795
		6,855,950
Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Equity Commonwealth (a)	28,144	531,359

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value
Real Estate - 2.9% (Continued)
Equity Real Estate Investment Trusts (REITs) - 1.8% (Continued)
STAG Industrial, Inc.	23,948	$ 920,561
		1,451,920
Real Estate - 1.1%
First Industrial Realty Trust, Inc.	17,358	911,989

Technology - 1.0%
Technology Services - 1.0%
WNS Holdings Ltd. (Jersey) (a)	15,399	778,111

Investments at Value - 93.1% (Cost $53,930,063)		$ 74,836,699

Other Assets in Excess of Liabilities - 6.9%		5,561,432

Net Assets - 100.0%		$ 80,398,131

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Communication Services - 3.4%
Media & Entertainment - 3.4%
Alphabet, Inc. - Class C (a)	27,511	$ 4,188,825

Consumer Discretionary - 10.0%
Consumer Discretionary Distribution & Retail - 7.1%
Amazon.com, Inc. (a)	12,337	2,225,348
Home Depot, Inc. (The)	3,921	1,504,096
O'Reilly Automotive, Inc. (a)	2,088	2,357,101
TJX Cos., Inc. (The)	26,785	2,716,535
		8,803,080
Consumer Services - 2.9%
InterContinental Hotels Group PLC ADR (United Kingdom)	11,318	1,195,860
Service Corp. International	16,694	1,238,861
Vail Resorts, Inc.	5,542	1,234,924
		3,669,645
Consumer Staples - 6.6%
Food, Beverage & Tobacco - 3.5%
Constellation Brands, Inc. - Class A	7,583	2,060,756
Mondelez International, Inc. - Class A	32,780	2,294,600
		4,355,356
Household & Personal Products - 3.1%
Church & Dwight Co., Inc.	16,162	1,685,858
Unilever PLC ADR (United Kingdom)	42,731	2,144,669
		3,830,527
Energy - 4.1%
Energy - 4.1%
Chevron Corp.	11,453	1,806,596
ConocoPhillips	15,605	1,986,205
Suncor Energy, Inc. (Canada)	35,166	1,297,977
		5,090,778
Financials - 17.2%
Banks - 2.6%
JPMorgan Chase & Co.	16,238	3,252,472

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Financials - 17.2% (Continued)
Financial Services - 6.9%
Ares Management Corp. - Class A	21,666	$ 2,881,145
Berkshire Hathaway, Inc. - Class B (a)	4,508	1,895,704
Visa, Inc. - Class A	13,418	3,744,695
		8,521,544
Insurance - 7.7%
Berkley (W.R.) Corp.	25,772	2,279,276
Globe Life, Inc.	18,257	2,124,567
Marsh & McLennan Cos., Inc.	7,200	1,483,056
Reinsurance Group of America, Inc.	18,997	3,664,141
		9,551,040
Health Care - 15.7%
Health Care Equipment & Services - 7.9%
Becton, Dickinson & Co.	8,995	2,225,813
McKesson Corp.	4,368	2,344,961
STERIS PLC (Ireland)	10,741	2,414,792
UnitedHealth Group, Inc.	5,775	2,856,892
		9,842,458
Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
Bio-Techne Corp.	17,129	1,205,710
Novo Nordisk A/S ADR (Denmark)	26,959	3,461,536
Perrigo Co. PLC (Ireland)	55,197	1,776,791
Thermo Fisher Scientific, Inc.	2,998	1,742,468
Zoetis, Inc.	8,553	1,447,253
		9,633,758
Industrials - 13.3%
Capital Goods - 9.2%
Advanced Drainage Systems, Inc.	11,140	1,918,753
AZEK Co., Inc. (The) (a)	53,055	2,664,422
Dover Corp.	8,925	1,581,421
Quanta Services, Inc.	14,642	3,803,992
RTX Corp.	14,793	1,442,761
		11,411,349
Commercial & Professional Services - 4.1%
Jacobs Solutions, Inc.	12,366	1,901,025
Republic Services, Inc.	9,989	1,912,294

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Industrials - 13.3% (Continued)
Commercial & Professional Services - 4.1% (Continued)
Tetra Tech, Inc.	6,843	$ 1,263,971
		5,077,290
Information Technology - 24.6%
Semiconductors & Semiconductor Equipment - 6.3%
ASML Holding N.V. (Netherlands)	2,228	2,162,207
Marvell Technology, Inc.	36,447	2,583,363
Microchip Technology, Inc.	17,282	1,550,368
Monolithic Power Systems, Inc.	2,247	1,522,163
		7,818,101
Software & Services - 13.5%
Cadence Design Systems, Inc. (a)	6,123	1,905,967
Fair Isaac Corp. (a)	1,742	2,176,821
Microsoft Corp.	14,008	5,893,446
Palo Alto Networks, Inc. (a)	9,051	2,571,661
Roper Technologies, Inc.	2,559	1,435,189
ServiceNow, Inc. (a)	3,619	2,759,126
		16,742,210
Technology Hardware & Equipment - 4.8%
Apple, Inc.	14,406	2,470,341
Keysight Technologies, Inc. (a)	12,680	1,982,898
Zebra Technologies Corp. - Class A (a)	5,098	1,536,741
		5,989,980
Materials - 2.0%
Materials - 2.0%
Avery Dennison Corp.	11,487	2,564,473

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Real Estate - 1.1%
Real Estate Management & Development - 1.1%
CBRE Group, Inc. - Class A (a)	14,013	$ 1,362,624

Investments at Value - 98.0% (Cost $66,235,480)		$ 121,705,510

Other Assets in Excess of Liabilities - 2.0%		2,500,861

Net Assets - 100.0%		$ 124,206,371

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communication Services - 8.7%
Media & Entertainment - 4.0%
Innocean Worldwide, Inc. (South Korea)	2,332	$ 38,695
International Games System Co., Ltd. (Taiwan)	3,000	105,454
JOYY, Inc. ADR (China)	3,900	119,925
Sun TV Network, Ltd. (India)	10,532	75,918
Tencent Holdings, Ltd. (China)	37,500	1,460,621
Xinhua Winshare Publishing and Media Co., Ltd. - H Shares (China)	326,000	341,501
Yandex N.V. - Class A (Russia) *(a)(b)	810	0
		2,142,114
Telecommunication Services - 4.7%
APT Satellite Holdings, Ltd. (China)	654,000	182,179
China Tower Corp., Ltd. - H Shares (China) (c)	5,534,000	636,906
Etihad Etisalat Co. (Saudi Arabia)	25,542	358,307
Indus Towers, Ltd. (India) (a)	101,107	353,731
KT Corp. ADR (South Korea)	19,100	267,782
LG Uplus Corp. (South Korea)	29,898	222,677
Mobile Telecommunications Co. (Saudi Arabia)	11,104	37,373
Mobile Telecommunications Co. K.S.C.P. (Kuwait)	37,509	59,868
Ooredoo Q.P.S.C. (Qatar)	50,887	148,167
Telekom Malaysia Bhd (Malaysia)	87,600	111,303
TIM S.A. ADR (Brazil)	9,200	163,300
Turkcell Iletisim Hizmetleri A.S. ADR (Turkey)	5,000	25,950
		2,567,543
Consumer Discretionary - 12.2%
Automobiles & Components - 5.1%
AAPICO Hitech PCL (Thailand)	92,400	55,494
Apollo Tyres, Ltd. (India)	32,941	184,971
Astra Otoparts Tbk P.T. (Indonesia)	155,100	21,800
BAIC Motor Corp., Ltd. - H Shares (China) (c)	868,500	237,794
Banco Products India, Ltd. (India)	4,065	29,139
Brilliance China Automotive Holdings, Ltd. (China)	180,000	124,230
CEAT, Ltd. (India)	5,185	167,313
Chaowei Power Holdings, Ltd. (China)	123,320	21,759
China Motor Corp. (Taiwan)	9,000	36,557

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Consumer Discretionary - 12.2% (Continued)
Automobiles & Components - 5.1% (Continued)
Geely Automobile Holdings, Ltd. (China)	78,000	$ 92,312
Great Wall Motor Co., Ltd. - H Shares (China) (a)	71,000	79,095
Hankook Tire & Technology Co., Ltd. (South Korea)	1,358	54,453
Hero MotoCorp, Ltd. (India)	4,536	257,600
Huayu Automotive Systems Co., Ltd. - Class A (China)	118,700	270,443
Hyundai Motor Co. (South Korea)	158	27,745
JK Tyre & Industries, Ltd. (India)	35,056	182,267
Kia Corp. (South Korea)	4,750	393,949
SL Corp. (South Korea)	1,287	30,355
SNT Motiv Co., Ltd. (South Korea)	832	27,732
Tata Motors, Ltd. (India)	8,526	67,460
Thai Stanley Electric PCL (Thailand)	17,267	96,541
Tong Yang Industry Co., Ltd. (Taiwan)	24,000	93,709
TYC Brother Industrial Co., Ltd. (Taiwan)	20,000	33,719
Xingda International Holdings, Ltd. (China)	845,606	166,379
		2,752,816
Consumer Discretionary Distribution & Retail - 4.0%
Alibaba Group Holding, Ltd. ADR (China)	8,500	615,060
Bermaz Auto Bhd (Malaysia)	56,200	28,379
Dogan Sirketler Grubu Holdings A.S. (Turkey)	88,473	36,641
Dogus Otomotiv Servis ve Ticaret A.S. (Turkey)	7,279	70,580
EEKA Fashion Holdings, Ltd. (China)	65,000	111,005
HLA Group Corp., Ltd. - Class A (China)	261,200	317,125
Hyundai Home Shopping Network Corp. (South Korea)	580	22,437
MBM Resources Bhd (Malaysia)	34,500	33,822
Naspers, Ltd. - N Shares (South Africa)	996	176,558
Organizacion Terpel S.A. (Colombia)	19,911	40,750
PDD Holdings, Inc. ADR (China) (a)	600	69,750
Pou Sheng International Holdings, Ltd. (China)	294,000	25,167
Vipshop Holdings, Ltd. ADR (China)	36,600	605,730
		2,153,004
Consumer Durables & Apparel - 2.6%
361 Degrees International, Ltd. (China)	220,000	129,425
Best Pacific International Holdings, Ltd. (China)	220,000	41,038
Gree Electric Appliances, Inc. of Zhuhai - Class A (China)	110,500	599,537

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Consumer Discretionary - 12.2% (Continued)
Consumer Durables & Apparel - 2.6% (Continued)
Hisense Home Appliances Group Co., Ltd. - H Shares (China)	160,000	$ 498,348
MC Group PCL (Thailand)	70,900	25,847
Youngone Corp. (South Korea)	1,843	55,330
Youngone Holdings Co., Ltd. (South Korea)	1,443	92,401
		1,441,926
Consumer Services - 0.5%
Alsea S.A.B. de C.V. (Mexico) (a)	6,800	33,533
Anima Holding S.A. (Brazil) (a)	27,000	26,218
DigiPlus Interactive Corp. (Philippines) (a)	349,379	69,627
Genting Bhd (Malaysia)	51,600	51,515
Gourmet Master Co., Ltd. (Taiwan)	10,000	28,858
Sports Toto Bhd (Malaysia)	116,586	34,239
Sun International, Ltd. (South Africa) (a)	13,002	24,732
		268,722
Consumer Staples - 5.4%
Food, Beverage & Tobacco - 4.4%
Anadolu Efes Biracilik Ve Malt Sanayii A.S. (Turkey)	9,784	45,755
Anhui Gujing Distillery Co., Ltd. - Class B (China)	4,700	66,140
Avanti Feeds, Ltd. (India)	9,091	52,926
Binggrae Co., Ltd. (South Korea)	1,022	41,262
Charoen Pokphand Enterprise Co., Ltd. (Taiwan)	16,000	54,971
China Feihe, Ltd. (China) (c)	660,000	310,585
China Foods, Ltd. (China)	656,455	244,066
Donwong F&B Co., Ltd. (South Korea)	2,496	62,054
Godfrey Phillips India, Ltd. (India)	5,678	211,107
Great Wall Enterprise Co., Ltd. (Taiwan)	21,000	37,863
Gudang Garam Tbk P.T. (Indonesia)	29,100	36,502
Hebei Yangyuan Zhihui Beverage Co., Ltd. - Class A (China)	8,100	28,063
Hey Song Corp. (Taiwan) (a)	29,000	37,227
Ichitan Group PCL (Thailand)	156,800	71,859
Indofood Sukses Makmur Tbk P.T. (Indonesia)	328,500	131,992
ITC, Ltd. (India)	55,735	287,077
JBS S.A. (Brazil)	15,900	67,908
Meihua Holdings Group Co., Ltd. - Class A (China)	18,500	25,768
Orion Holdings Corp. (South Korea)	8,965	93,944

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Consumer Staples - 5.4% (Continued)
Food, Beverage & Tobacco - 4.4% (Continued)
Perusahaan Perkebunan London Sumatra Tbk P.T. (Indonesia)	841,200	$ 47,452
Samyang Holdings Corp. (South Korea)	1,093	57,867
Sao Martinho S.A. (Brazil)	9,600	59,396
Sarawak Oil Palms Bhd (Malaysia)	96,600	62,862
Savola Group (The) (Saudi Arabia)	9,841	148,287
Ta Ann Holdings Bhd (Malaysia)	89,800	75,941
Thai Union Group PCL (Thailand)	138,900	54,877
		2,413,751
Household & Personal Products - 1.0%
Bajaj Consumer Care, Ltd. (India)	32,710	83,322
Grape King Bio, Ltd. (Taiwan)	14,000	70,626
Kimberly-Clark de Mexico S.A.B. de C.V. (Mexico)	170,300	395,422
		549,370
Energy - 5.0%
Energy - 5.0%
Adaro Energy Indonesia Tbk P.T. (Indonesia)	322,800	54,962
Bharat Petroleum Corp., Ltd. (India)	9,453	68,496
China Coal Energy Co., Ltd. - H Shares (China)	53,000	51,625
China Petroleum & Chemical Corp. - H Shares (China)	220,000	125,120
China Shenhua Energy Co., Ltd. - H Shares (China)	35,500	139,645
Coal India, Ltd. (India)	71,469	373,785
COSCO SHIPPING Energy Transportation Co., Ltd. - H Shares (China)	24,000	24,868
Exxaro Resources, Ltd. (South Africa)	3,012	26,872
Gazprom PJSC (Russia) *(a)(b)	101,150	0
Indian Oil Corp., Ltd. (India)	35,503	71,658
LUKOIL PJSC ADR (Russia) *(a)(b)	2,253	0
Offshore Oil Engineering Co., Ltd. - Class A (China)	28,500	25,166
Oil & Natural Gas Corp., Ltd. (India)	121,620	392,683
ORLEN S.A. (Poland)	6,699	109,102
PetroChina Co., Ltd. - Class A (China)	27,100	34,741
PetroChina Co., Ltd. - H Shares (China)	182,000	156,087
Petroleo Brasileiro S.A. ADR (Brazil)	22,300	339,183
Petronet LNG, Ltd. (India)	41,150	130,325
PTT Exploration & Production PCL (Thailand)	23,400	95,967

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Energy - 5.0% (Continued)
Energy - 5.0% (Continued)
PTT PCL (Thailand)	91,900	$ 84,564
Reliance Industries, Ltd. 144A (India) (d)	3,771	269,249
Rosneft Oil Co. PJSC (Russia) *(b)	16,950	0
Saudi Arabian Oil Co. (Saudi Arabia) (c)	8,921	73,193
Shanxi Lu'an Environmental Energy Development Co., Ltd. - Class A (China)	7,700	21,371
United Tractors Tbk P.T. (Indonesia)	38,300	58,368
		2,727,030
Financials - 23.1%
Banks - 19.0%
Agricultural Bank of China, Ltd. - Class A (China)	76,900	44,388
Agricultural Bank of China, Ltd. - H Shares (China)	304,000	128,321
Akbank T.A.S. (Turkey)	80,117	115,920
Alior Bank S.A. (Poland) (a)	2,317	56,720
Alpha Services and Holdings S.A. (Greece) (a)	71,552	125,646
Arab National Bank (Saudi Arabia)	48,502	382,389
Banco ABC Brasil S.A. (Brazil)	7,575	36,597
Banco BBVA Peru S.A. (Peru)	57,684	26,362
Banco da Amazonia S.A. (Brazil)	2,200	44,695
Banco del Bajio S.A. (Mexico) (c)	44,400	173,068
Banco do Brasil S.A. (Brazil)	51,000	575,762
BanColombia S.A. ADR (Colombia)	3,800	130,036
Bangkok Bank PCL (Thailand)	19,100	72,829
Bank CIMB Niaga Tbk P.T. (Indonesia)	1,626,600	223,496
Bank Handlowy w Warszawie S.A. (Poland)	3,187	86,575
Bank Mandiri Persero Tbk P.T. (Indonesia)	266,600	121,217
Bank Negara Indonesia Persero Tbk P.T. (Indonesia)	141,200	52,528
Bank OCBC Nisp Tbk P.T. (Indonesia)	1,143,400	98,731
Bank of Baroda (India)	105,269	334,501
Bank of Beijing Co., Ltd. - Class A (China)	76,300	59,657
Bank of Chengdu Co., Ltd. - Class A (China)	18,000	33,724
Bank of China, Ltd. - H Shares (China)	1,527,000	626,085
Bank of Chongqing Co., Ltd. - H Shares (China)	45,000	24,798
Bank of Communications Co., Ltd. - H Shares (China)	59,000	38,799
Bank of Hangzhou Co., Ltd. - Class A (China)	45,600	69,795

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Financials - 23.1% (Continued)
Banks - 19.0% (Continued)
Bank of India (India)	27,452	$ 45,378
Bank of Jiangsu Co., Ltd. - Class A (China)	49,000	53,176
Bank Polska Kasa Opieki S.A. (Poland)	4,693	213,246
Bank Saint Petersburg PJSC (Russia) *(b)	136,120	0
Bank Tabungan Negara Persero Tbk P.T. (Indonesia)	1,054,700	103,407
Banque Saudi Fransi (Saudi Arabia)	20,699	215,126
BNK Financial Group, Inc. (South Korea)	4,570	27,017
Canara Bank (India)	43,828	306,654
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	91,211
China Construction Bank Corp. - H Shares (China)	790,000	476,743
China Everbright Bank Co., Ltd. - H Shares (China)	451,000	129,769
China Minsheng Banking Corp., Ltd. - H Shares (China)	68,000	23,566
China Zheshang Bank Co., Ltd. - Class A (China) (a)	84,400	34,351
Chongqing Rural Commercial Bank Co., Ltd. - H Shares (China)	67,000	27,754
Commercial Bank P.S.Q.C. (The) (Qatar) (a)	137,679	186,635
Credicorp, Ltd. (Peru)	1,200	203,316
Credit Agricole Egypt SAE (Egypt) (a)	63,723	27,828
CTBC Financial Holding Co., Ltd. (Taiwan)	585,000	591,863
DGB Financial Group, Inc. (South Korea)	3,905	25,199
East West Banking Corp. (Philippines)	158,200	25,672
Emirates NBD Bank PJSC (United Arab Emirates)	81,957	386,105
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	8,000	84,874
Gulf Bank KSCP (Kuwait)	179,324	171,407
Haci Omer Sabanci Holding A.S. (Turkey)	14,225	36,502
Huaxia Bank Co., Ltd. - Class A (China)	40,200	36,001
Huishang Bank Corp., Ltd. - H Shares (China)	75,384	22,730
Indian Bank (India)	41,510	260,148
Industrial & Commercial Bank of China, Ltd. - Class A (China)	86,200	62,638
Industrial & Commercial Bank of China, Ltd. - H Shares (China)	525,000	263,882
Industrial Bank of Korea (South Korea)	6,979	72,237
JB Financial Group Co., Ltd. (South Korea)	4,981	48,202
Karnataka Bank, Ltd. (The) (India)	12,175	33,006
Karur Vysya Bank, Ltd. (The) (India)	86,299	189,681
King's Town Bank Co., Ltd. (Taiwan)	93,000	149,883
Krung Thai Bank PCL (Thailand)	209,400	96,544

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Financials - 23.1% (Continued)
Banks - 19.0% (Continued)
Kuwait Finance House K.S.C.P. (Kuwait) (a)	31,107	$ 80,906
Nedbank Group, Ltd. (South Africa)	20,896	252,094
OTP Bank Nyrt (Hungary) (a)	556	25,593
Piraeus Financial Holdings S.A. (Greece) (a)	34,084	142,394
Postal Savings Bank of China Co., Ltd. - H Shares (China) (a) (c)	114,000	59,673
Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland)	5,975	88,646
Saudi Awwal Bank (Saudi Arabia)	17,800	197,008
Saudi Investment Bank (The) (Saudi Arabia)	68,866	304,166
Sberbank of Russia PJSC (Russia) *(b)	19,830	0
SCB X PCL (Thailand) (a)	9,300	29,077
Shanghai Commercial & Savings Bank, Ltd. (The) (Taiwan)	86,000	129,587
Standard Bank Group, Ltd. (South Africa)	24,926	243,778
State Bank of India (India)	4,430	40,130
Union Bank of India, Ltd. (India)	102,542	189,552
VTB Bank PJSC (Russia) *(a)(b)	339,760,000	0
Woori Financial Group, Inc. (South Korea)	10,786	116,755
Yapi ve Kredi Bankasi A.S. (Turkey) (a)	37,583	31,948
		10,335,697
Financial Services - 3.0%
Capital Futures Corp. (Taiwan)	78,000	132,612
China Galaxy Securities Co., Ltd. - H Shares (China)	60,000	29,486
Corporacion Financiera Colombiana S.A. (Colombia)	7,461	25,708
Far East Horizon, Ltd. (China)	67,000	49,649
Gentera S.A.B. de C.V. (Mexico)	128,400	219,739
IIFL Finance, Ltd. (India)	3,221	13,138
Manappuram Finance, Ltd. (India)	17,650	36,761
Power Finance Corp., Ltd. (India)	91,849	431,040
Qifu Technology, Inc. ADR (China)	1,900	35,017
REC, Ltd. (India)	84,235	457,327
Remgro, Ltd. (South Africa) (a)	3,728	24,034
Shinyoung Securities Co., Ltd. (South Korea)	1,282	60,534
Shriram Finance Co., Ltd. (India)	3,057	86,742
		1,601,787
Insurance - 1.1%
Allianz Malaysia Bhd (Malaysia)	21,700	91,421

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Financials - 23.1% (Continued)
Insurance - 1.1% (Continued)
China Taiping Insurance Holdings Co., Ltd. (China)	23,000	$ 20,163
DB Insurance Co., Ltd. (South Korea)	2,249	160,540
Hanwha Life Insurance Co., Ltd. (South Korea)	10,610	22,832
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	1,147	26,216
Korean Reinsurance Co. (South Korea) (a)	4,819	29,701
MNRB Holdings Bhd (Malaysia)	201,900	76,358
Momentum Metropolitan Holdings (South Africa)	51,257	54,990
People's Insurance Co. Group of China, Ltd. (The) - H Shares (China)	97,000	31,010
Taiwan Fire & Marine Insurance Co., Ltd. (Taiwan) (a)	60,000	49,280
Tongyang Life Insurance Co., Ltd. (South Korea) (a)	7,737	33,424
		595,935
Health Care - 3.3%
Health Care Equipment & Services - 0.2%
Sinopharm Group Co., Ltd. - H Shares (China)	57,200	146,677

Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
Aurobindo Pharma, Ltd. (India)	12,068	158,169
Celltrion, Inc. (South Korea)	758	103,295
China Shineway Pharmaceutical Group, Ltd. (China)	230,000	286,223
Consun Pharmaceutical Group, Ltd. (China)	370,492	265,080
Dr. Reddy's Laboratories, Ltd. ADR (India)	2,600	190,710
Formosa Laboratories, Inc. (Taiwan) (a)	9,000	30,665
Genomma Lab Internacional S.A.B. de C.V. - Class B (Mexico)	78,600	74,609
Humedix Co., Ltd. (South Korea)	4,523	96,829
Jubilant Pharmova, Ltd. (India)	5,664	38,847
Livzon Pharmaceutical Group, Inc. - H Shares (China)	20,200	68,813
Natco Pharma, Ltd. (India)	9,139	104,448
PharmaResearch Co., Ltd. (South Korea)	1,415	104,121
Tempo Scan Pacific Tbk P.T. (Indonesia)	1,247,200	152,107
		1,673,916
Industrials - 6.8%
Capital Goods - 4.5%
Acter Group Corp., Ltd. (Taiwan)	6,000	37,874
AG Anadolu Grubu Holding A.S. (Turkey) (a)	3,263	27,552

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Industrials - 6.8% (Continued)
Capital Goods - 4.5% (Continued)
ALFA S.A.B de C.V. - Class A (Mexico)	153,100	$ 113,921
Amara Raja Energy & Mobility, Ltd. (India)	6,660	60,860
Astra International Tbk P.T. (Indonesia)	388,000	125,970
Balmer Lawrie & Co., Ltd. (India)	40,492	116,119
Beijing Urban Construction Design & Development Group Co., Ltd. - H Shares (China) (c)	81,000	19,793
China Communications Services Corp., Ltd. - H Shares (China)	62,000	28,933
China Railway Group, Ltd. - H Shares (China)	112,000	55,438
DMCI Holdings, Inc. (Philippines)	400,168	80,888
Doosan Bobcat, Inc. (South Korea)	3,862	154,630
Ferreycorp S.A.A. (Peru)	71,742	55,931
FSP Technology, Inc. (Taiwan)	47,000	83,567
GS Holdings Corp. (South Korea)	3,014	108,240
GT Capital Holdings, Inc. (Philippines)	3,810	47,727
Hyundai GF Holdings (South Korea)	12,380	39,746
ITD Cementation India, Ltd. (India)	20,006	80,341
J. Kumar Infraprojects, Ltd. (India)	11,781	89,439
KOC Holding A.S. (Turkey) (a)	23,248	146,255
Korea Electric Terminal Co., Ltd. (South Korea)	966	44,381
LG Balakrishnan & Bros, Ltd. (India)	5,905	90,216
LT Group, Inc. (Philippines)	307,800	54,714
LX Hausys, Ltd. (South Korea)	835	24,451
Metallurgical Corp. of China, Ltd. - Class A (China)	90,700	43,060
Metallurgical Corp. of China, Ltd. - H Shares (China)	83,000	17,727
Nava, Ltd. (India)	21,296	124,658
Quinenco S.A. (Chile)	11,958	42,073
Shanxi Coal International Energy Group Co. - Class A (China) (a)	22,000	51,072
Sime Darby Bhd (Malaysia)	136,100	74,824
Sinopec Engineering Group Co., Ltd. - H Shares (China)	50,000	28,811
Sinotruk Hong Kong, Ltd. (China)	81,500	200,134
Tupy S.A. (Brazil)	5,900	32,763
Weichai Power Co., Ltd. - H Shares (China)	22,000	41,978
Welspun Enterprises, Ltd. (India)	19,385	70,700

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Industrials - 6.8% (Continued)
Capital Goods - 4.5% (Continued)
Zhengzhou Coal Mining Machinery Group Co., Ltd. - H Shares (China)	20,000	$ 24,020
		2,438,806
Transportation - 2.3%
Anhui Expressway Co., Ltd. - H Shares (China)	58,000	64,248
CJ Logistics Corp. (South Korea)	310	27,513
COSCO SHIPPING Holdings Co., Ltd. - H Shares (China)	68,500	72,122
EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	45,800	74,974
Eva Airways Corp. (Taiwan)	103,000	101,685
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)	21,200	116,538
Gujarat Pipavav Port, Ltd. (India)	23,103	59,122
Hyundai Glovis Co., Ltd. (South Korea)	2,436	326,267
InterGlobe Aviation, Ltd. (India) (a)(c)	1,575	67,130
Jiangsu Expressway Co., Ltd. - H Shares (China)	46,000	47,084
Korean Air Lines Co., Ltd. (South Korea)	8,393	134,851
Qingdao Port International Co., Ltd. - H Shares (China) (c)	68,000	39,965
Qinhuangdao Port Co., Ltd. - H Shares (China)	156,500	33,385
Sinotrans, Ltd. - H Shares (China)	66,000	32,234
Tianjin Port Development Holdings, Ltd. (China)	210,471	15,094
Zhejiang Expressway Co., Ltd. - H Shares (China)	44,160	28,338
		1,240,550
Information Technology - 22.5%
Semiconductors & Semiconductor Equipment - 11.1%
ASE Technology Holding Co., Ltd. ADR (Taiwan)	32,200	353,878
Chipbond Technology Corp. (Taiwan)	18,000	43,803
Foxsemicon Integrated Technology, Inc. (Taiwan)	4,000	37,422
King Yuan Electronics Co., Ltd. (Taiwan)	19,000	62,936
MediaTek, Inc. (Taiwan) (a)	7,000	253,533
Powertech Technology, Inc. (Taiwan)	41,000	257,236
Radiant Opto-Electronics Corp. (Taiwan)	10,000	53,846
SK Hynix, Inc. (South Korea)	1,148	151,766
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	30,380	4,133,199
United Microelectronics Corp. (Taiwan)	433,000	702,914
		6,050,533

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Information Technology - 22.5% (Continued)
Software & Services - 2.9%
Arabian Internet & Communications Services Co. (Saudi Arabia)	902	$ 90,958
HCL Technologies, Ltd. (India)	21,774	404,927
Oracle Financial Services Software, Ltd. (India)	1,653	174,633
Samsung SDS Co., Ltd. (South Korea)	4,818	584,201
Zensar Technologies, Ltd. (India)	40,316	294,431
		1,549,150
Technology Hardware & Equipment - 8.5%
BYD Electronic International Co., Ltd. (China)	56,500	208,564
DataTec, Ltd. (South Africa)	53,273	106,556
Hannstar Board Corp. (Taiwan)	23,000	45,402
Hon Hai Precision Industry Co., Ltd. (Taiwan)	194,000	941,871
KH Vatec Co., Ltd. (South Korea)	14,911	178,593
Largan Precision Co., Ltd. (Taiwan)	1,000	75,876
Partron Co., Ltd. (South Korea)	46,094	269,124
Pegatron Corp. (Taiwan)	59,000	183,605
Primax Electronics, Ltd. (Taiwan)	18,000	48,253
Redington, Ltd. (India)	115,761	290,130
Samsung Electronics Co., Ltd. (South Korea)	26,527	1,590,898
Simplo Technology Co., Ltd. (Taiwan)	4,000	56,383
Supreme Electronics Co., Ltd. (Taiwan)	25,827	59,698
Taiwan PCB Techvest Co., Ltd. (Taiwan)	32,000	43,730
Vindhya Telelinks, Ltd. (India)	1,517	40,614
Wasion Holdings, Ltd. (China)	532,000	385,034
Zhen Ding Technology Holdings, Ltd. (Taiwan)	16,000	62,463
		4,586,794
Materials - 7.3%
Materials - 7.3%
Aluminum Corp. of China, Ltd. - H Shares (China)	112,000	71,317
Asia Cement Co., Ltd. (South Korea)	3,310	26,240
CAP S.A. (Chile)	3,787	25,974
Cemex S.A.B. de C.V. ADR (Mexico) (a)	39,200	353,192
Chambal Fertilisers and Chemicals, Ltd. (India)	9,463	38,918
China BlueChemical, Ltd. - H Shares (China)	116,000	33,495
China Lumena New Materials Corp. (China) (a)(b)	1,700	0

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Materials - 7.3% (Continued)
Materials - 7.3% (Continued)
CPMC Holdings, Ltd. (China)	63,000	$ 55,151
Dongkuk Holdings Co., Ltd. (South Korea)	10,287	62,377
Dongkuk Steel Mill Co., Ltd. (South Korea)	5,057	43,198
Egypt Aluminium (Egypt)	14,275	28,116
GCC S.A.B. de C.V. (Mexico) (c)	2,500	29,717
Goldsun Building Materials Co., Ltd. (Taiwan)	33,000	38,863
Gulf Oil Lubricants India, Ltd. (India)	4,999	56,350
Hanil Holdings Co., Ltd. (South Korea)	7,551	70,199
Harmony Gold Mining Co., Ltd. ADR (South Africa)	27,500	224,675
HDC Holdings Co., Ltd. (South Korea)	4,292	25,834
Henan Shenhuo Coal & Power Co., Ltd. - Class A (China)	29,600	79,399
Hsin Kuang Steel Co., Ltd. (Taiwan)	17,000	33,025
Huaibei Mining Holdings Co., Ltd. - Class A (China)	27,700	62,813
Hume Cement Industries Bhd (Malaysia)	43,900	24,149
Hunan Valin Steel Co., Ltd. - Class A (China)	56,300	40,050
Jaya Tiasa Holdings Bhd (Malaysia)	89,600	26,714
Jiangxi Copper Co., Ltd. - Class A (China)	33,500	104,421
Jiangxi Copper Co., Ltd. - H Shares (China)	26,000	44,407
Jinan Acetate Chemical Co., Ltd. (Taiwan)	2,000	55,975
Jindal Saw, Ltd. (India)	17,727	91,888
JK Paper, Ltd. (India)	9,122	35,307
Kalyani Steels, Ltd. (India)	2,637	27,160
KG Chemical Corp. (South Korea)	5,441	24,038
KISWIRE, Ltd. (South Korea)	1,756	27,623
Kumba Iron Ore, Ltd. (South Africa)	2,041	49,813
Magnitogorsk Iron & Steel Works PJSC (Russia) *(a)(b)	194,390	0
Maharashtra Seamless, Ltd. (India)	8,027	81,906
National Fertilizers, Ltd. (India)	35,911	37,858
NMDC, Ltd. (India)	150,856	366,227
Novolipetsk Steel PJSC (Russia) *(a)(b)(c)	2,870	0
OCI Holdings Co., Ltd. (South Korea)	449	31,300
Omnia Holdings, Ltd. (South Africa)	16,395	51,096
Poongsan Holdings Corp. (South Korea)	432	9,350
Rashtriya Chemicals & Fertilizers, Ltd. (India)	21,227	32,748
SABIC Agri-Nutrients Co. (Saudi Arabia)	12,173	398,116

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Materials - 7.3% (Continued)
Materials - 7.3% (Continued)
Sasol, Ltd. (South Africa)	17,406	$ 134,508
SeAH Holdings Corp. (South Korea)	409	32,951
Siam City Cement PCL (Thailand)	7,200	27,629
Taiwan Hon Chuan Enterprise Co., Ltd. (Taiwan)	17,000	77,575
Tharisa PLC (South Africa)	30,632	21,833
TPI Polene PCL (Thailand)	696,400	25,960
Tung Ho Steel Enterprise Corp. (Taiwan)	26,000	55,767
Vale S.A. ADR (Brazil)	40,774	497,035
Welspun Corp., Ltd. (India)	7,766	48,025
Yunnan Aluminium Co., Ltd. - Class A (China) (a)	26,000	49,078
Yunnan Yuntianhua Co., Ltd. - Class A (China)	28,200	72,333
		3,961,693
Real Estate - 1.3%
Real Estate Management & Development - 1.3%
AP Thailand PCL (Thailand)	175,900	52,097
Barwa Real Estate Co. (Qatar)	52,773	40,021
China Electronics Optics Valley Union Holding Co., Ltd. (China) (a)	210,441	9,679
Emaar Properties PJSC (United Arab Emirates)	63,075	139,987
Fu Hua Innovation Co., Ltd. (Taiwan)	54,000	47,560
Kingdom Development Co., Ltd. (Taiwan)	25,000	32,047
Matrix Concepts Holdings Bhd (Malaysia)	112,100	42,633
Megaworld Corp. (Philippines)	1,432,000	48,922
NESCO, Ltd. (India)	2,936	29,304
Robinsons Land Corp. (Philippines)	175,400	52,132
Sansiri PCL (Thailand)	545,700	25,444
Shenzhen Investment, Ltd. (China)	1,156,000	150,797
Shui on Land, Ltd. (China)	356,500	30,540
		701,163
Utilities - 2.9%
Utilities - 2.9%
Beijing Enterprises Holdings, Ltd. (China)	43,000	124,880
Centrais Eletricas de Santa Catarina S.A. (Brazil)	4,400	59,429
China Resources Gas Group, Ltd. (China) (a)	8,700	27,762
China Resources Power Holdings Co., Ltd. (China)	24,000	56,051

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Utilities - 2.9% (Continued)
Utilities - 2.9% (Continued)
Cia de Saneamento de Minas Gerais Copasa MG (Brazil)	13,600	$ 59,061
Cia Energética de Minas Gerais ADR (Brazil)	41,300	102,011
Colbun S.A. (Chile) (a)	190,121	24,614
Enel Chile S.A. (Chile)	1,355,991	81,451
ENN Natural Gas Co., Ltd. - Class A (China)	18,700	49,587
Huaneng Power International, Inc. - H Shares (China) (a)	60,000	35,393
Kunlun Energy Co., Ltd. (China)	102,000	85,210
Light S.A. (Brazil) (a)	24,000	24,932
NTPC, Ltd. (India)	98,807	399,398
OGK-2 PJSC (Russia) *(b)	5,740,000	0
Power Grid Corp. of India, Ltd. (India)	68,737	228,219
YTL Corp. Bhd (Malaysia)	128,100	70,657
YTL Power International Bhd (Malaysia)	86,400	69,090
Zhejiang Zheneng Electric Power Co., Ltd. - Class A (China) (a)	68,500	61,697
		1,559,442

Total Common Stocks (Cost $42,861,672)		$ 53,458,419

PREFERRED STOCKS - 1.9%	Shares	Value
Energy - 0.8%
Energy - 0.8%
Petroleo Brasileiro S.A. ADR (Brazil)	27,100	$ 403,790
Surgutneftegas PJSC (Russia) *(b)	541,500	0
		403,790
Financials - 0.1%
Banks - 0.1%
Banco do Estado do Rio Grande do Sul S.A. - Series B (Brazil) (c)	14,200	37,798

Industrials - 0.1%
Capital Goods - 0.1%
Marcopolo S.A. (Brazil)	20,280	30,449
Randon S.A. Implementos e Participacoes (Brazil)	15,500	39,775
		70,224

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 1.8% (Continued)	Shares	Value
Information Technology - 0.8%
Technology Hardware & Equipment - 0.8%
Samsung Electronics Co., Ltd. (South Korea)	8,147	$ 405,791

Materials - 0.0% (e)
Materials - 0.0% (e)
Bradespar S.A. (Brazil)	5,400	22,169

Utilities - 0.1%
Utilities - 0.1%
Cia de Saneamento do Parana (Brazil)	60,000	62,808

Total Preferred Stocks (Cost $980,524)		$ 1,002,580

Investments at Value - 100.4% (Cost $43,842,196)		$ 54,460,999

Liabilities in Excess of Other Assets - (0.4%)		(207,340)

Net Assets - 100.0%		$ 54,253,659

*	Security has been suspended from trading due to the ongoing conflict in Russia and Ukraine. As result, management made the decision to value the security at $0.
(a)	Non-income producing security.
(b)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.
(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $1,685,622, which represents 3.1% of net assets as of March 31, 2024.
(d)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Percentage rounds to less than 0.1%.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
Country Breakdown
March 31, 2024 (Unaudited)

Country	Value	% of Net Assets
China	$ 13,918,847	25.7%
Taiwan	9,679,398	17.8%
India	9,611,887	17.7%
South Korea	6,809,147	12.5%
Brazil	2,760,053	5.1%
Saudi Arabia	2,204,923	4.1%
Mexico	1,478,075	2.7%
South Africa	1,391,539	2.6%
Indonesia	1,228,532	2.3%
Malaysia	873,907	1.6%
Thailand	814,729	1.5%
Poland	554,289	1.0%
Turkey	537,103	1.0%
United Arab Emirates	526,092	1.0%
Philippines	379,682	0.7%
Qatar	374,823	0.7%
Kuwait	312,181	0.6%
Peru	285,609	0.5%
Greece	268,040	0.5%
Colombia	196,494	0.4%
Chile	174,112	0.3%
Egypt	55,944	0.1%
Hungary	25,593	0.0%(a)
Russia	0	0.0%
Total Investments	$ 54,460,999	100.4%
Liabilities in Excess of Other Assets	(207,340)	(0.4%)
Net Assets	$ 54,253,659	100.0%

(a)	Percentage rounds to less than 0.1%.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communication Services - 4.1%
Media & Entertainment - 2.7%
Embracer Group A.B. (Sweden) (a)	224,848	$ 489,746
GungHo Online Entertainment, Inc. (Japan)	16,800	268,849
ITV PLC (United Kingdom)	475,925	443,891
MFE-MediaForEurope N.V. - Class A (Italy)	93,300	242,202
MFE-MediaForEurope N.V. - Class B (Italy)	41,303	143,291
Nippon Television Holdings, Inc. (Japan)	17,600	257,640
Reach PLC (United Kingdom)	385,326	382,541
Television Francaise 1 S.A. (France)	29,774	271,940
Vector, Inc. (Japan)	62,347	483,575
		2,983,675
Telecommunication Services - 1.4%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	321,104	412,516
Proximus S.A.D.P. (Belgium)	64,171	519,045
StarHub, Ltd. (Singapore) (a)	350,600	306,403
Telekom Austria A.G. (Austria) (a)	43,321	362,023
		1,599,987
Consumer Discretionary - 12.5%
Automobiles & Components - 4.4%
Dowlais Group PLC (United Kingdom)	145,237	143,052
Eagle Industry Co., Ltd. (Japan)	17,600	212,464
FCC Co., Ltd. (Japan)	22,593	328,920
Gestamp Automocion S.A. (Spain)	139,472	447,849
G-Tekt Corp. (Japan)	16,600	232,354
Johnson Electric Holdings, Ltd. (Hong Kong)	170,500	236,350
KYB Corp. (Japan)	8,300	281,633
Mitsubishi Motors Corp. (Japan)	81,000	266,340
Niterra Co., Ltd. (Japan)	10,200	338,619
Pacific Industrial Co., Ltd. (Japan)	34,925	387,738
SAF-Holland S.E. (Germany)	7,885	160,707
Schaeffler A.G. - Preferred Shares (Germany)	69,440	468,373
Sumitomo Rubber Industries, Ltd. (Japan)	16,500	203,399
TI Fluid Systems PLC (United Kingdom) (b)	49,037	89,209
Tokai Rika Co., Ltd. (Japan)	14,900	255,664
Toyo Tire Corp. (Japan)	30,700	580,090

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
Automobiles & Components - 4.4% (Continued)
Toyoda Gosei Co., Ltd. (Japan)	5,000	$ 110,272
Toyota Boshoku Corp. (Japan)	7,500	127,797
		4,870,830
Consumer Discretionary Distribution & Retail - 3.0%
Adastria Co., Ltd. (Japan)	11,200	284,518
AOKI Holdings, Inc. (Japan)	10,319	76,334
Aoyama Trading Co., Ltd. (Japan)	8,179	90,571
CECONOMY A.G. (Germany) (a)	53,551	107,401
Currys PLC (United Kingdom) (a)	907,700	695,705
Halfords Group PLC (United Kingdom)	21,092	42,600
Inchcape PLC (United Kingdom)	79,046	723,674
Nick Scali, Ltd. (Australia)	47,842	479,969
Super Retail Group, Ltd. (Australia)	77,189	809,986
Tokmanni Group Corp. (Finland)	3,780	61,898
		3,372,656
Consumer Durables & Apparel - 3.2%
Cairn Homes PLC (Ireland)	380,999	656,108
Cleanup Corp. (Japan)	15,900	82,444
Danya Cebus, Ltd. (Israel) (a)	2,187	56,226
JS Global Lifestyle Co., Ltd. (Hong Kong) (b)	2,052,500	377,931
JVCKenwood Corp. (Japan)	94,400	580,865
SANKYO Co., Ltd. (Japan)	93,500	1,021,313
Stella International Holdings, Ltd. (Hong Kong)	39,000	62,151
Tamron Co., Ltd. (Japan)	11,499	511,105
Vistry Group PLC (United Kingdom)	7,063	109,666
Yue Yuen Industrial Holdings, Ltd. (Hong Kong) (a)	54,000	75,894
		3,533,703
Consumer Services - 1.9%
AcadeMedia A.B. (Sweden) (b)	46,177	209,366
Betsson A.B. - Class B (Sweden) (a)	94,439	934,294
Cie des Alpes (France)	18,758	273,121
ME GROUP INTERNATIONAL PLC (United Kingdom)	269,397	565,770
Mitchells & Butlers PLC (United Kingdom) (a)	38,581	109,871
		2,092,422

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Consumer Staples - 6.5%
Consumer Discretionary Distribution & Retail - 0.1%
Clas Ohlson A.B. - B Shares (Sweden)	7,520	$ 101,777

Consumer Staples Distribution & Retail - 2.0%
Colruyt Group N.V. (Belgium)	1,281	59,172
Life Corp. (Japan)	24,005	615,788
Marks & Spencer Group PLC (United Kingdom)	336,519	1,126,914
Mitsubishi Shokuhin Co., Ltd. (Japan)	9,651	354,939
Sonae SGPS S.A. (Portugal)	114,484	108,636
		2,265,449
Food, Beverage & Tobacco - 4.3%
Aryzta A.G. (Switzerland) (a)	28,002	50,847
Austevoll Seafood A.S.A. (Norway)	28,882	227,204
First Pacific Co., Ltd. (Hong Kong)	274,000	138,046
First Resources, Ltd. (Singapore)	90,300	91,622
Inghams Group, Ltd. (Australia)	261,583	611,950
Megmilk Snow Brand Co., Ltd. (Japan)	36,584	649,209
Mitsui DM Sugar Holdings Co., Ltd. (Japan)	26,818	552,051
Morinaga Milk Industry Co., Ltd. (Japan)	31,200	638,251
Nippn Corp. (Japan)	21,500	330,025
Scandinavian Tobacco Group A/S (Denmark) (b)	34,212	612,575
Showa Sangyo Co., Ltd. (Japan)	13,333	304,995
Starzen Co., Ltd. (Japan)	4,705	87,913
Suedzucker A.G. (Germany)	36,588	524,441
		4,819,129
Household & Personal Products - 0.1%
Best World International, Ltd. (Singapore) (a)	38,000	59,665

Energy - 2.9%
Energy - 2.9%
BW LPG, Ltd. (Norway) (b)	46,067	513,360
Cosmo Energy Holdings Co., Ltd. (Japan)	1,500	75,325
d'Amico International Shipping S.A. (Italy)	53,205	365,371
Etablissements Maurel et Prom S.A. (France)	82,560	499,199
Hunting PLC (United Kingdom) (a)	14,207	59,261
Japan Petroleum Exploration Co., Ltd. (Japan)	12,800	581,890

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Energy - 2.9% (Continued)
Energy - 2.9% (Continued)
Karoon Energy, Ltd. (Australia) (a)	211,558	$ 298,849
Naphtha Israel Petroleum Corp., Ltd. (Israel) (a)	25,068	141,135
Oil Refineries, Ltd. (Israel)	938,436	311,386
Torm PLC - Class A (Denmark)	1,870	63,523
Vallourec SACA (France) (a)	3,122	57,984
Whitehaven Coal, Ltd. (Australia)	10,812	50,000
Yancoal Australia, Ltd. (Australia)	49,861	170,236
		3,187,519
Financials - 12.1%
Banks - 6.6%
Aichi Financial Group, Inc. (Japan)	6,100	106,486
Banco BPM S.p.A. (Italy)	9,012	59,954
Banco Comercial Portugues S.A. (Portugal) (a)	203,246	68,557
Banco de Sabadell S.A. (Spain)	304,965	479,720
Bank of East Asia, Ltd. (The) (Hong Kong)	157,600	187,788
Bank of Georgia Group PLC (United Kingdom)	17,805	1,134,821
BAWAG Group A.G. (Austria) (a) (b)	9,740	616,401
BPER Banca (Italy)	242,014	1,144,230
Dah Sing Banking Group, Ltd. (Hong Kong)	110,991	79,030
Dah Sing Financial Holdings, Ltd. (Hong Kong)	52,000	119,517
Hirogin Holdings, Inc. (Japan)	22,200	159,328
Iyogin Holdings, Inc. (Japan)	88,200	682,420
Juroku Financial Group, Inc. (Japan)	6,100	189,469
Musashino Bank, Ltd. (The) (Japan)	9,119	176,611
Norion Bank A.B. (Sweden) (a)	25,361	110,564
Spar Nord Bank A/S (Denmark)	8,662	144,572
Sydbank A/S (Denmark)	18,539	961,056
TBC Bank Group PLC (United Kingdom)	23,313	945,960
		7,366,484
Financial Services - 4.1%
Cembra Money Bank A.G. (Switzerland)	2,117	177,321
Credit Saison Co., Ltd. (Japan)	42,000	866,275
Deutsche Beteiligungs A.G. (Germany)	6,281	174,674
Financial Products Group Co., Ltd. (Japan) (a)	6,100	85,830
Helia Group, Ltd. (Australia)	397,824	1,013,582

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Financials - 12.1% (Continued)
Financial Services - 4.1% (Continued)
Insignia Financial, Ltd. (Australia)	41,860	$ 68,787
Investec PLC (United Kingdom)	49,300	330,507
J Trust Co., Ltd. (Japan) (a)	27,199	79,285
Jaccs Co., Ltd. (Japan)	11,037	400,927
Leonteq A.G. (Switzerland)	2,405	72,536
Magellan Financial Group, Ltd. (Australia)	37,767	243,332
Pepper Money, Ltd. (Australia)	47,161	50,400
Resurs Holding A.B. (Sweden) (b)	146,620	212,899
Swissquote Group Holding S.A. (Switzerland)	1,071	300,264
Tokyo Century Corp. (Japan)	40,300	419,686
Yangzijiang Financial Holding, Ltd. (Singapore) (a)	254,300	60,257
		4,556,562
Insurance - 1.4%
Just Group PLC (United Kingdom)	374,618	497,003
Lancashire Holdings, Ltd. (United Kingdom)	29,507	230,521
Phoenix Holdings, Ltd. (The) (Israel)	58,823	586,585
SCOR S.E. (France)	8,343	288,787
		1,602,896
Health Care - 5.7%
Health Care Equipment & Services - 4.1%
Ambea A.B. (Sweden) (b)	100,251	596,964
Ansell, Ltd. (Australia)	31,150	498,849
Arjo A.B. - B Shares (Sweden) (a)	11,299	53,951
Attendo A.B. (Sweden) (a) (b)	76,815	292,742
Australian Clinical Labs, Ltd. (Australia)	94,563	165,727
Coltene Holding A.G. (Switzerland) (a)	1,723	110,161
Elekta A.B. - B Shares (Sweden)	25,190	189,838
Fagron (Belgium)	26,809	510,728
Galenica A.G. (Switzerland) (b)	5,821	485,745
Japan Lifeline Co., Ltd. (Japan)	54,502	434,774
Medipal Holdings Corp. (Japan)	27,000	413,171
Medmix A.G. (Switzerland) (b)	8,278	146,889
Nipro Corp. (Japan)	33,700	267,468
Sisram Medical, Ltd. (Israel) (b)	409,179	185,004

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Health Care - 5.7% (Continued)
Health Care Equipment & Services - 4.1% (Continued)
Tokai Corp. (Japan)	19,379	$ 276,014
		4,628,025
Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
Alliance Pharma PLC (United Kingdom)	603,032	302,151
H Lundbeck A/S (Denmark)	105,943	510,244
Santen Pharmaeutical Co., Ltd. (Japan)	35,900	353,031
SwedenCare A.B. (Sweden)	9,629	57,509
Towa Pharmaceutical Co., Ltd. (Japan)	12,200	236,468
United Laboratories International Holdings, Ltd. (The) (Hong Kong)	264,000	302,453
		1,761,856
Industrials - 23.1%
Capital Goods - 16.4%
Aichi Corp. (Japan)	6,962	49,371
Alimak Group A.B. (Sweden) (b)	6,656	60,897
Ashtrom Group, Ltd. (Israel) (a)	5,959	88,128
Construcciones y Auxiliar de Ferrocarriles S.A. (Spain)	6,222	226,908
Danieli & C Officine Meccaniche S.p.A. (Italy)	9,762	346,461
Deutz A.G. (Germany)	118,224	750,175
dormakaba Holding A.G. (Switzerland) (a)	113	59,429
E-Commodities Holdings, Ltd. (Hong Kong)	769,426	182,868
Fletcher Building, Ltd. (New Zealand)	40,494	99,686
Fugro N.V. (Netherlands) (a)	15,790	387,027
Furukawa Co., Ltd. (Japan)	36,370	437,201
Glory, Ltd. (Japan)	15,100	284,967
Implenia A.G. (Switzerland)	16,271	589,714
INFRONEER Holdings, Inc. (Japan)	37,700	361,810
Iveco Group N.V. (Italy) (a)	15,048	224,152
JOST Werke S.E. (Germany) (b)	7,881	404,935
Kanematsu Corp. (Japan)	15,400	262,839
Keller Group PLC (United Kingdom)	53,491	707,515
Kier Group PLC (United Kingdom) (a)	586,652	974,384
Kitz Corp. (Japan)	64,471	578,338
Koninklijke BAM Groep N.V. (Netherlands)	211,688	802,503
Manitou BF S.A. (France)	7,138	195,401

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Industrials - 23.1% (Continued)
Capital Goods - 16.4% (Continued)
Meier Tobler Group A.G. (Switzerland) (a)	4,416	$ 164,824
Morgan Sindall Group PLC (United Kingdom)	7,212	211,173
NCC A.B. - B Shares (Sweden)	29,635	407,783
Nichias Corp. (Japan)	22,900	611,864
Noritake Co., Ltd. (Japan)	20,050	557,707
Noritsu Koki Co., Ltd. (Japan)	23,000	484,303
NRW Holdings, Ltd. (Australia)	525,244	1,002,098
OC Oerlikon Corp. A.G. (Switzerland)	28,168	124,175
Okumura Corp. (Japan)	7,000	232,500
OSG Corp. (Japan)	18,600	267,918
PER Aarsleff Holdings A/S (Denmark)	1,225	61,124
Porr A.G. (Austria)	16,866	258,236
Sanwa Holdings Corp. (Japan)	41,300	722,070
Shibaura Machine Co., Ltd. (Japan)	20,400	493,096
Shibuya Corp. (Japan) (a)	9,303	214,150
Sojitz Corp. (Japan)	2,100	55,392
Strabag S.E. (Austria)	3,249	136,865
Sulzer A.G. (Switzerland)	3,786	460,762
Takara Standard Co., Ltd. (Japan)	16,661	210,987
Takeuchi Manufacturing Co., Ltd. (Japan)	16,300	653,364
Toenec Corp. (Japan)	1,757	66,749
Ventia Services Group Pty, Ltd. (Australia) (b)	46,584	116,901
Vesuvius PLC (United Kingdom)	21,758	135,730
Wacker Neuson S.E. (Germany)	16,550	306,366
Wakita & Co., Ltd. (Japan)	15,525	163,948
Webuild S.p.A. (Italy)	117,494	284,188
Yamazen Corp. (Japan)	58,300	515,200
Yangzijiang Shipbuilding Holdings, Ltd. (Singapore)	557,600	788,722
Yokogawa Bridge Holdings Corp. (Japan)	26,500	511,114
		18,294,018
Commercial & Professional Services - 1.9%
Bilfinger S.E. (Germany)	6,460	301,695
Derichebourg S.A. (France)	93,034	442,110
Elis S.A. (France)	2,979	67,702
Loomis A.B. (Sweden)	2,020	56,372

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Industrials - 23.1% (Continued)
Commercial & Professional Services - 1.9% (Continued)
McMillan Shakespeare, Ltd. (Australia)	38,300	$ 489,715
Okamura Corp. (Japan)	33,252	490,126
Prosegur Cash S.A. (Spain) (b)	118,876	61,426
UT Group Co., Ltd. (Japan)	9,500	223,037
		2,132,183
Transportation - 4.8%
Air New Zealand, Ltd. (New Zealand)	765,885	276,865
bpost S.A. (Belgium)	13,182	49,258
D/S Norden A/S (Denmark)	10,542	430,833
easyJet PLC (United Kingdom)	42,967	309,263
FirstGroup PLC (United Kingdom)	277,840	633,011
Hoegh Autoliners A.S.A. (Norway) (b)	53,888	457,583
JET2 PLC (United Kingdom)	44,917	817,466
Konoike Transport Co., Ltd. (Japan)	20,000	279,241
Maruzen Showa Unyu Co., Ltd. (Japan)	7,980	244,596
MPC Container Ships A.S.A. (Norway)	185,145	214,475
Odfjell S.E. - A Shares (Norway)	16,237	205,283
Redde Northgate PLC (United Kingdom)	44,164	212,646
Stolt-Nielsen, Ltd. (Norway)	17,725	652,970
Wallenius Wilhelmsen A.S.A. (Norway)	71,734	586,694
		5,370,184
Information Technology - 9.3%
Semiconductors & Semiconductor Equipment - 0.9%
ams-OSRAM A.G. (Switzerland) (a)	49,785	57,671
Elmos Semiconductor S.E. (Germany)	4,359	347,429
u-blox Holding A.G. (Switzerland) (a)	6,158	593,143
		998,243
Software & Services - 3.4%
Arad Investment & Industrial Development, Ltd. (Israel) (a)	281	7,346
ATEA A.S.A. (Norway) (a)	16,803	200,867
Computacenter PLC (United Kingdom)	35,081	1,192,674
Econocom Group S.A./N.V. (Belgium)	29,440	67,486
Indra Sistemas S.A. (Spain)	32,318	669,715
Pagaya Technologies, Ltd. - Class A (Israel) (a)	28,500	287,850
SB Technology Corp. (Japan)	28,385	391,407

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Information Technology - 9.3% (Continued)
Software & Services - 3.4% (Continued)
Sopra Steria Group (France)	2,205	$ 534,317
Systena Corp. (Japan)	101,100	179,456
TietoEVRY OYJ (Finland)	10,926	231,178
		3,762,296
Technology Hardware & Equipment - 5.0%
Ai Holdings Corp. (Japan) (a)	8,900	143,256
Codan, Ltd. (Australia)	97,029	687,302
Elecom Co., Ltd. (Japan)	26,000	267,035
Horiba, Ltd. (Japan)	9,500	986,898
Ituran Location and Control, Ltd. (Israel)	4,123	115,279
Kaga Electronics Co., Ltd. (Japan)	13,600	578,197
Landis+Gyr Group A.G. (Switzerland) (a)	4,887	375,109
Maxell, Ltd. (Japan)	12,800	134,150
MCJ Co., Ltd. (Japan)	64,431	570,953
Oki Electric Industry Co., Ltd. (Japan)	18,800	143,718
Quadient S.A. (France)	26,590	546,803
Restar Corp. (Japan)	6,700	134,259
Ryosan Co., Ltd. (Japan)	3,940	127,758
Siix Corp. (Japan)	49,500	565,086
SoftwareOne Holding A.G. (Switzerland) (a)	11,234	207,179
VTech Holdings, Ltd. (Hong Kong)	9,200	55,801
		5,638,783
Materials - 9.7%
Materials - 9.7%
Buzzi S.p.A. (Italy)	6,374	250,302
Daicel Corp. (Japan)	67,500	666,275
Hochschild Mining PLC (United Kingdom) (a)	341,446	547,300
Kemira OYJ (Finland)	2,984	56,404
Kobe Steel, Ltd. (Japan)	83,800	1,137,102
Kyoei Steel, Ltd. (Japan)	23,400	365,978
Mount Gibson Iron, Ltd. (Australia) (a)	679,821	190,124
Nittetsu Mining Co., Ltd. (Japan)	6,349	204,764
Outokumpu OYJ (Finland) (a)	81,923	356,334
Perseus Mining, Ltd. (Australia)	364,064	510,509
Resolute Mining, Ltd. (Australia) (a)	2,046,028	573,853

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Materials - 9.7% (Continued)
Materials - 9.7% (Continued)
RHI Magnesita N.V. (United Kingdom)	15,852	$ 706,641
Semapa-Sociedade de Investimento e Gestao (Portugal)	7,442	119,685
Shinagawa Refractories Co., Ltd. (Japan)	29,102	365,741
Solvay S.A. (Belgium)	24,494	668,419
SSAB A.B. - B Shares (Sweden)	67,824	500,703
Stanmore Resources, Ltd. (Australia)	210,915	443,143
Taiheiyo Cement Corp. (Japan)	14,700	338,542
thyssenkrupp A.G. (Germany)	15,193	81,494
Tokyo Steel Manufacturing Co., Ltd. (Japan)	8,600	94,297
Toyo Seikan Group Holdings, Ltd. (Japan)	27,600	434,525
Vetropack Holding A.G. (Switzerland)	6,833	246,623
Vicat S.A.C.A. (France)	15,851	625,197
Westgold Resources, Ltd. (Australia)	286,526	490,147
Yamato Kogyo Co., Ltd. (Japan)	14,300	813,363
		10,787,465
Real Estate - 9.7%
Equity Real Estate Investment Trusts (REITs) - 6.2%
Assura PLC (United Kingdom)	875,629	467,386
Centuria Capital Group (Australia)	181,776	207,150
Centuria Office REIT (Australia)	545,859	474,857
Charter Hall Retail REIT (Australia)	250,546	605,665
CLS Holdings PLC (United Kingdom)	206,108	223,526
Cromwell European Real Estate Investment Trust (Singapore)	212,389	316,099
Eagle Hospitality Trust (Singapore) (a)(c)	1,204,600	0
Eurocommercial Properties N.V. (Netherlands)	26,141	596,573
Global One Real Estate Investment Corp. (Japan)	758	545,214
Impact Healthcare REIT PLC (United Kingdom)	135,437	143,927
Invincible Investment Corp. (Japan)	1,473	661,594
KDX Realty Investment Corp. (Japan)	45	47,827
Keppel Pacific Oak US REIT (Singapore)	499,912	76,023
NewRiver REIT PLC (United Kingdom) (b)	211,652	216,371
Prime US REIT (Singapore)	866,910	117,980
Sasseur Real Estate Investment Trust (Singapore)	319,337	162,009
Star Asia Investment Corp. (Japan)	1,491	574,690
Supermarket Income Reit PLC (United Kingdom)	57,250	56,070

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Real Estate - 9.7% (Continued)
Equity Real Estate Investment Trusts (REITs) - 6.2% (Continued)
Takara Leben Real Estate Investment Corp. (Japan)	819	$ 549,972
Target Healthcare REIT PLC (United Kingdom)	518,942	551,485
Wereldhave N.V. (Netherlands)	24,048	374,333
		6,968,751
Real Estate Management & Development - 3.5%
Cibus Nordic Real Estate A.B. (Sweden)	22,919	300,338
Citycon OYJ (Finland) (a)	22,025	90,886
Instone Real Estate Group S.E. (Germany) (b)	40,441	389,437
Isras Holdings, Ltd. (Israel) (a)	281	23,992
Isras Investment Co., Ltd. (Israel)	1,695	342,484
Lendlease Corp., Ltd. (Australia)	16,638	69,691
Nexity S.A. (France)	7,892	80,696
Pandox A.B. (Sweden)	52,327	877,986
Raysum Co., Ltd. (Japan)	12,700	288,853
Sagax A.B. - D Shares (Sweden)	190,075	530,848
Savills PLC (United Kingdom)	4,495	60,476
Tokyu Fudosan Holdings Corp. (Japan)	69,100	558,257
Tosei Corp. (Japan)	14,757	233,974
		3,847,918
Utilities - 2.3%
Utilities - 2.3%
A2A S.p.A. (Italy)	133,380	240,590
AGL Energy, Ltd. (Australia)	73,623	400,370
Centrica PLC (United Kingdom)	159,962	257,858
Drax Group PLC (United Kingdom)	22,122	139,992
Iren S.p.A. (Italy)	279,680	572,105
Rubis SCA (France)	5,255	185,517
Tohoku Electric Power Co., Inc. (Japan)	95,300	746,927
		2,543,359

Total Common Stocks (Cost $94,249,097)		$ 109,145,835

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.3%	Shares	Value
Health Care - 0.3%
Health Care Equipment & Services - 0.3%
Draegerwerk A.G. & Co. KGaA (Germany) (Cost $330,879)	6,468	$ 355,610

Investments at Value - 98.2% (Cost $94,579,976)		$ 109,501,445

Other Assets in Excess of Liabilities - 1.8%		2,028,910

Net Assets - 100.0%		$ 111,530,355

(a)	Non-income producing security.
(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $6,046,635, which represents 5.4% of net assets as of March 31, 2024.
(c)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
Country Breakdown
March 31, 2024 (Unaudited)

Country	Value	% of Net Assets
Japan	$ 38,142,089	34 .2%
United Kingdom	16,498,011	14 .8%
Australia	10,723,192	9 .6%
Sweden	5,984,577	5 .4%
Germany	4,372,737	3 .9%
Switzerland	4,222,392	3 .8%
France	4,068,774	3 .7%
Italy	3,872,846	3 .5%
Norway	3,058,436	2 .7%
Denmark	2,783,927	2 .5%
Israel	2,557,931	2 .3%
Netherlands	2,160,436	1 .9%
Singapore	1,978,780	1 .8%
Spain	1,885,618	1 .7%
Belgium	1,874,108	1 .7%
Hong Kong	1,817,829	1 .6%
Austria	1,373,525	1 .2%
Finland	796,700	0 .7%
Ireland	656,108	0 .6%
New Zealand	376,551	0 .3%
Portugal	296,878	0 .3%
Total Investments	$ 109,501,445	98 .2%
Other Assets in Excess of Liabilities	2,028,910	1 .8%
Net Assets	$ 111,530,355	100 .0%

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Communication Services - 4.0%
Media & Entertainment - 0.4%
Nippon Television Holdings, Inc. (Japan)	100	$ 1,464
SKY Perfect JSAT Holdings, Inc. (Japan)	442	3,013
Television Francaise 1 S.A. (France)	78	712
Vivendi S.E. (France)	391	4,261
		9,450
Telecommunication Services - 3.6%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	582	748
BT Group PLC (United Kingdom)	11,126	15,397
CITIC Telecom International Holdings, Ltd. (Hong Kong)	919	297
Deutsche Telekom A.G. (Germany)	118	2,864
KDDI Corp. (Japan)	784	23,179
Nippon Telegraph & Telephone Corp. (Japan)	10,876	12,954
Orange S.A. (France)	678	7,972
Proximus S.A.D.P. (Belgium)	383	3,098
Telekom Austria A.G. (Austria) (a)	352	2,941
Telenor A.S.A. (Norway) (a)	976	10,854
Telstra Group, Ltd. (Australia)	4,305	10,829
		91,133
Consumer Discretionary - 11.2%
Automobiles & Components - 5.9%
Bayerische Motoren Werke A.G. (Germany)	117	13,498
Dowlais Group PLC (United Kingdom)	824	812
FCC Co., Ltd. (Japan)	100	1,456
Honda Motor Co., Ltd. (Japan)	2,543	31,464
Isuzu Motors, Ltd. (Japan)	332	4,487
Mazda Motor Corp. (Japan)	969	11,230
Renault S.A. (France)	182	9,183
SAF-Holland S.E. (Germany)	345	7,032
Stellantis N.V. (Italy)	560	15,907
Subaru Corp. (Japan)	1,162	26,315
Toyoda Gosei Co., Ltd. (Japan)	54	1,191
Toyota Motor Corp. (Japan)	599	15,139
Volkswagon A.G. (Germany)	87	13,289
		151,003

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Consumer Discretionary - 11.2% (Continued)
Consumer Discretionary Distribution & Retail - 1.8%
Delek Automotive Systems, Ltd. (Israel)	15	$ 91
D'ieteren Group (Belgium)	6	1,330
Industria de Diseno Textil S.A. (Spain)	263	13,243
JD Sports Fashion PLC (United Kingdom)	6,153	10,453
Next PLC (United Kingdom)	16	1,865
Nick Scali, Ltd. (Australia)	147	1,475
Prosus N.V. (Netherlands) (a)	290	9,076
Super Retail Group, Ltd. (Australia)	756	7,933
		45,466
Consumer Durables & Apparel - 2.2%
Cairn Homes PLC (Ireland)	1,959	3,374
Cie Financiere Richemont S.A. (Switzerland)	26	3,958
Danya Cebus, Ltd. (Israel) (a)	43	1,105
Kering S.A. (France)	1	396
LVMH Moet Hennessy Louis Vuitton S.E. (France)	14	12,596
Panasonic Holdings Corp. (Japan)	856	8,169
Sankyo Co., Ltd. (Japan)	735	8,029
Stella International Holdings, Ltd. (Hong Kong)	3,685	5,872
Swatch Group A.G. (The) (Switzerland)	267	12,107
		55,606
Consumer Services - 1.3%
Accor S.A. (France)	27	1,260
Betsson A.B. - Class B (Sweden) (a)	520	5,144
Cie des Alpes (France)	524	7,630
Mitchells & Butlers PLC (United Kingdom) (a)	1,865	5,311
Whitebread PLC (United Kingdom)	297	12,417
		31,762
Consumer Staples - 8.0%
Consumer Staples Distribution & Retail - 1.5%
Carrefour S.A. (France)	517	8,868
J Sainsbury PLC (United Kingdom)	2,875	9,816
Koninklijke Ahold Delhaize N.V. (Netherlands)	226	6,762
Life Corp. (Japan)	96	2,462
Marks & Spencer Group PLC (United Kingdom)	745	2,495
Mitsubishi Shokuhin Co., Ltd. (Japan)	64	2,354

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Consumer Staples - 8.0% (Continued)
Consumer Staples Distribution & Retail - 1.5% (Continued)
Sonae SGPS S.A. (Portugal)	3,258	$ 3,091
Tesco PLC (United Kingdom)	515	1,929
		37,777
Food, Beverage & Tobacco - 6.2%
Aryzta A.G. (Switzerland) (a)	1,612	2,927
British American Tobacco PLC (United Kingdom)	533	16,177
Bumitama Agri, Ltd. (Singapore)	4,712	2,391
Coca-Cola Europacific Partners PLC (Netherlands)	9	630
Danone S.A. (France)	291	18,810
Ebro Foods S.A. (Spain)	336	5,596
First Resources, Ltd. (Singapore)	1,972	2,001
Imperial Brands PLC (United Kingdom)	1,072	23,956
Inghams Group, Ltd. (Australia)	1,115	2,608
Japan Tobacco, Inc. (Japan)	457	12,184
Megmilk Snow Brand Co., Ltd. (Japan)	155	2,751
Mitsui DM Sugar Holdings Co., Ltd. (Japan)	137	2,820
Morinaga Milk Industry Co., Ltd. (Japan)	123	2,516
Mowi A.S.A. (Norway)	297	5,455
Nestle S.A. (Switzerland)	269	28,582
Nippn Corp. (Japan)	164	2,517
Nisshin Oillio Group, Ltd. (The) (Japan)	14	469
Showa Sangyo Co., Ltd. (Japan)	112	2,562
Societe LDC SADIR (France)	61	8,949
Suedzucker A.G. (Germany)	603	8,643
UIE PLC (Denmark) (a)	147	4,635
		157,179
Household & Personal Products - 0.3%
Essity A.B. - Class B (Sweden)	125	2,969
L'Oreal S.A. (France)	11	5,209
		8,178
Energy - 3.7%
Energy - 3.7%
d'Amico International Shipping S.A. (Italy)	166	1,140
Eni S.p.A. (Italy)	305	4,829
Etablissements Maurel et Prom S.A. (France)	619	3,743

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Energy - 3.7% (Continued)
Energy - 3.7% (Continued)
Idemitsu Kosan Co., Ltd. (Japan)	425	$ 2,914
Inpex Corp. (Japan)	478	7,266
Japan Petroleum Exploration Co., Ltd. (Japan)	33	1,500
Oil Refineries, Ltd. (Israel)	2,680	889
OMV A.G. (Austria)	122	5,778
Repsol S.A. (Spain)	648	10,815
SEPLAT Energy PLC (United Kingdom) (b)	643	1,175
Shell PLC (United Kingdom)	1,196	39,681
TotalEnergies S.E. (France)	159	10,936
Yancoal Australia, Ltd. (Australia)	1,106	3,776
		94,442
Financials - 18.4%
Banks - 11.0%
ABN AMRO Bank N.V. (Netherlands)	448	7,666
Aichi Financial Group, Inc. (Japan)	274	4,783
ANZ Group Holdings, Ltd. (Australia)	1,040	19,932
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	762	9,073
Banco de Sabadell S.A. (Spain)	10,799	16,987
Bank Leumi Le-Israel BM (Israel)	716	5,950
Bank of Cyprus Holdings PLC (United Kingdom)	632	2,505
Bank of Georgia Group PLC (United Kingdom)	117	7,457
Bank of Ireland Group PLC (Ireland)	67	684
Bank of Qingdao Co., Ltd. - H Shares (Hong Kong) (b)	28,333	7,498
Banque Cantonale de Geneve (Switzerland) (a)	14	4,471
BNP Paribas S.A. (France)	61	4,342
BPER Banca (Italy)	935	4,421
BSP Financial Group, Ltd. (Australia)	838	3,134
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV (France)	145	7,650
China Zheshang Bank Co., Ltd. - H Shares (Hong Kong) (b)	6,794	1,988
Commerzbank A.G. (Germany)	904	12,424
Credit Agricole S.A. (France)	1,243	18,541
Danske Bank A/S (Denmark)	842	25,273
Erste Group Bank A.G. (Austria)	170	7,576
Hirogen Holdings, Inc. (Japan)	680	4,880

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Financials - 18.4% (Continued)
Banks - 11.0% (Continued)
HSBC Holdings PLC (United Kingdom) (a)	2,834	$ 22,152
Juroku Financial Group, Inc. (Japan)	56	1,739
Mitsubishi UFJ Financial Group, Inc. (Japan)	43	437
Mizuho Financial Group, Inc. (Japan)	901	17,817
Nordea Bank Abp (Sweden)	244	2,719
Nordea Bank Abp (Finland)	475	5,369
Norion Bank A.B. (Sweden) (a)	1,848	8,057
Oversea-Chinese Banking Corp., Ltd. (Singapore)	1,031	10,302
Spar Nord Bank A/S (Denmark)	183	3,054
Sumitomo Mitsui Financial Group, Inc. (Japan)	77	4,502
Sydbank A/S (Denmark)	66	3,421
TBC Bank Group PLC (United Kingdom)	74	3,003
UniCredit S.p.A. (Italy)	420	15,950
Vestjysk Bank A/S (Denmark)	4,964	3,321
		279,078
Financial Services - 3.2%
3i Group PLC (United Kingdom)	377	13,367
Allied Group, Ltd. (Hong Kong) (a)	5,622	1,148
Credit Saison Co., Ltd. (Japan)	218	4,496
Deutsche Bank A.G. (Germany)	611	9,622
EXOR N.V. (Netherlands)	54	6,009
Fuyo General Lease Co., Ltd. (Japan)	74	6,583
Helia Group, Ltd. (Australia)	4,687	11,942
Insignia Financial, Ltd. (Australia)	2,012	3,306
Jaccs Co., Ltd. (Japan)	181	6,575
Lufax Holding, Ltd. (Hong Kong) (a)	2,099	4,629
Magellan Financial Group, Ltd. (Australia)	1,058	6,817
ORIX Corp. (Japan)	118	2,581
Tokyo Century Corp. (Japan)	416	4,332
Yangzijiang Financial Holding, Ltd. (Singapore) (a)	2,598	616
		82,023
Insurance - 4.2%
Ageas S.A./N.V. (Belgium)	462	21,400
Conduit Holdings, Ltd. (United Kingdom)	493	3,223
Lancashire Holdings, Ltd. (United Kingdom)	1,422	11,109

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Financials - 18.4% (Continued)
Insurance - 4.2% (Continued)
MS&AD Insurance Group Holdings, Inc. (Japan)	693	$ 12,236
NN Group N.V. (Netherlands)	110	5,078
QBE Insurance Group, Ltd. (Australia)	1,826	21,584
SCOR S.E. (France)	28	969
Sompo Holdings, Inc. (Japan)	375	7,860
Swiss Re A.G. (Switzerland)	174	22,383
		105,842
Health Care - 12.2%
Health Care Equipment & Services - 2.6%
Ansell, Ltd. (Australia)	194	3,107
Arjo A.B. - B Shares (Sweden) (a)	701	3,347
Elekta A.B. - B Shares (Sweden)	578	4,356
Fresenius Medical Care A.G. (Germany)	334	12,833
Fresenius S.E. & Co. KGaA (Germany)	249	6,714
Koninklijke Philips N.V. (Netherlands) (a)	1,081	21,633
Nipro Corp. (Japan)	391	3,103
Paul Hartmann A.G. (Germany) (a)	11	2,492
Regis Healthcare, Ltd. (Australia)	1,349	3,525
Sonic Healthcare, Ltd. (Australia)	108	2,069
Terveystalo OYJ (Finland) (a) (b)	423	3,441
		66,620
Pharmaceuticals, Biotechnology & Life Sciences - 9.6%
AstraZeneca PLC (United Kingdom)	42	5,642
COSMO Pharmaceuticals N.V. (Switzerland)	149	11,780
CSL, Ltd. (Australia)	13	2,439
GSK PLC (United Kingdom)	1,730	37,142
H Lundbeck A/S (Denmark)	972	4,681
Hikma Pharmaceuticals PLC (United Kingdom)	17	411
Novartis A.G. (Switzerland)	542	52,498
Novo Nordisk A/S - Class B (Denmark)	291	37,326
Ono Pharmaceutical Co., Ltd. (Japan)	1,061	17,383
Otsuka Holdings Co., Ltd. (Japan)	343	14,247
Roche Holding A.G. (Switzerland)	114	29,107
Sandoz Group A.G. (Switzerland) (a)	225	6,792
Sanofi S.A. (France)	112	10,895

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Health Care - 12.2% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 9.6% (Continued)
Santen Pharmaceutical Co., Ltd. (Japan)	322	$ 3,167
Teva Pharmaceutical Industries, Ltd. (Israel) (a)	101	1,424
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (a)	462	6,519
Towa Pharmaceutical Co., Ltd. (Japan)	100	1,938
		243,391
Industrials - 15.8%
Capital Goods - 10.8%
ACS Actividades de Construccion y Servicios S.A. (Spain)	10	419
Central Glass Co., Ltd. (Japan)	165	3,112
Cie de Saint-Gobain S.A. (France)	266	20,643
Construcciones y Auxiliar de Ferrocarriles S.A. (Spain)	87	3,173
Daimler Truck Holding A.G. (Germany)	226	11,451
Deutz A.G. (Germany)	572	3,630
dormakaba holding A.G. (Switzerland) (a)	5	2,630
Eiffage S.A. (France)	40	4,539
Fugro N.V. (Netherlands) (a)	230	5,638
Glory, Ltd. (Japan)	114	2,151
Hitachi Construction Machinery Co., Ltd. (Japan)	127	3,832
INFRONEER Holdings, Inc. (Japan)	130	1,248
Iveco Group N.V. (Italy) (a)	181	2,696
JOST Werke S.E. (Germany) (b)	10	514
Keller Group PLC (United Kingdom)	709	9,378
Kier Group PLC (United Kingdom) (a)	2,270	3,770
Kitz Corp. (Japan)	275	2,467
Komatsu, Ltd. (Japan)	783	23,168
Koninklijke BAM Groep N.V. (Netherlands)	1,554	5,891
KSB S.E. & Co. KGaA (Germany)	6	4,369
Manitou BF S.A. (France)	141	3,860
Mitsubishi Corp. (Japan)	839	19,389
Mitsui & Co., Ltd. (Japan)	91	4,254
NCC A.B. - B Shares (Sweden)	732	10,072
Nichias Corp. (Japan)	99	2,645
Noritake Co., Ltd./Nagoya Japan (Japan)	114	3,171
Noritsu Koki Co., Ltd. (Japan)	109	2,295
NRW Holdings Ltd. (Australia)	3,039	5,798

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Industrials - 15.8% (Continued)
Capital Goods - 10.8% (Continued)
Okumura Corp. (Japan)	88	$ 2,923
OSG Corp. (Japan)	219	3,155
Per Aarsleff Holding A/S (Denmark)	21	1,048
Rexel S.A. (France)	109	2,944
Rolls-Royce Holdings PLC (United Kingdom) (a)	219	1,178
Shibaura Machine Co., Ltd. (Japan)	123	2,973
Skanska A.B. - B Shares (Sweden)	67	1,193
SKF A.B. - B Shares (Sweden)	56	1,143
Strabag S.E. (Austria) (a)	24	1,011
Sulzer A.G. (Switzerland)	18	2,191
Takara Standard Co., Ltd. (Japan)	262	3,318
Toyota Tsusho Corp. (Japan)	275	18,883
Traton S.E. (Germany)	718	25,824
Vinci S.A. (France)	37	4,748
Volvo A.B. - A Shares (Sweden)	135	3,717
Volvo A.B. - B Shares (Sweden)	1,015	27,503
Webuild S.p.A. (Italy)	543	1,313
Yamazen Corp. (Japan)	59	521
Yokogawa Bridge Holdings Corp. (Japan)	174	3,356
		275,145
Commercial & Professional Services - 1.3%
Adecco Group A.G. (Switzerland)	161	6,369
Derichebourg S.A. (France)	1,099	5,223
McMillan Shakespeare, Ltd. (Australia)	330	4,219
Okamura Corp. (Japan)	158	2,329
Teleperformance S.E. (France)	149	14,472
		32,612
Transportation - 3.7%
ANA Holdings, Inc. (Japan)	187	3,908
Cathay Pacific Airways, Ltd. (Hong Kong) (a)	10,963	12,461
Deutsche Lufthansa A.G. (Germany) (a)	1,006	7,906
easyJet PLC (United Kingdom)	1,327	9,551
FirstGroup PLC (United Kingdom)	4,406	10,038
Hoegh Autoliners A.S.A. (Norway) (b)	108	917

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Industrials - 15.8% (Continued)
Transportation - 3.7% (Continued)
International Consolidated Airlines Group S.A. (United Kingdom) (a)	160	$ 357
Jungfraubahn Holding A.G. (Switzerland)	26	5,207
Mitsui OSK Lines, Ltd. (Japan)	452	13,788
MPC Container Ships A.S.A. (Norway)	1,151	1,333
Nippon Yusen KK (Japan)	200	5,490
Odfjell S.E. - A Shares (Norway)	74	936
Redde Northgate PLC (United Kingdom)	1,436	6,914
Singapore Airlines, Ltd. (Singapore)	1,906	9,034
Stef S.A. (France)	25	3,679
Stolt-Nielsen, Ltd. (Norway)	27	995
Wallenius Wilhelmsen A.S.A. (Norway)	178	1,456
		93,970
Information Technology - 9.3%
Semiconductors & Semiconductor Equipment - 3.4%
ASML Holding N.V. (Netherlands)	46	44,591
Infineon Technologies A.G. (Germany)	108	3,672
Renesas Electronics Corp. (Japan)	952	16,965
STMicroelectronics N.V. (France)	475	20,441
		85,669
Software & Services - 2.2%
Atea A.S.A. (Norway) (a)	70	837
Capgemeni S.E. (France)	55	12,655
Computacenter PLC (United Kingdom)	122	4,148
Econocom Group S.A./N.V. (Belgium) (a)	1,612	3,695
Kontron A.G. (Germany)	186	4,102
Nice, Ltd. (Israel) (a)	29	7,545
SAP S.E. (Germany)	25	4,868
Sopra Steria Group S.A.C.A. (France)	22	5,331
Systena Corp. (Japan)	1,258	2,233
Temenos A.G. (Switzerland)	144	10,300
		55,714
Technology Hardware & Equipment - 3.7%
Amano Corp. (Japan)	131	3,338
Canon, Inc. (Japan)	962	28,661

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Information Technology - 9.3% (Continued)
Technology Hardware & Equipment - 3.7% (Continued)
Citizen Watch Co., Ltd. (Japan)	200	$ 1,318
Codan, Ltd. (Australia)	569	4,030
Elecom Co., Ltd. (Japan)	228	2,342
Horiba, Ltd. (Japan)	52	5,402
Kaga Electronics Co., Ltd. (Japan)	88	3,741
Logitech International S.A. (Switzerland)	18	1,613
MCJ Co., Ltd. (Japan)	501	4,440
Nokia OYJ (Finland)	3,897	13,826
Quadient S.A. (France)	248	5,100
TDK Corp. (Japan)	325	15,959
Telefonaktiebolaget LM Ericsson - B Shares (Sweden)	321	1,726
VTech Holdings, Ltd. (Hong Kong)	328	1,989
		93,485
Materials - 7.2%
Materials - 7.2%
BHP Group, Ltd. (Australia)	53	1,532
Champion Iron, Ltd. (Australia)	616	2,974
Daicel Corp. (Japan)	297	2,932
Elopak A.S.A. (Norway)	946	2,962
Evraz PLC (United Kingdom) (a)(c)	354	0
Fortescue, Ltd. (Australia)	1,484	24,834
Heidelberg Materials A.G. (Germany)	230	25,316
Hochschild Mining PLC (United Kingdom) (a)	1,517	2,432
Holcim A.G. (Switzerland) (a)	150	13,590
JFE Holdings, Inc. (Japan)	522	8,651
Kobe Steel, Ltd. (Japan)	231	3,134
Nippon Steel Corp. (Japan)	632	15,208
RHI Magnesita N.V. (United Kingdom)	257	11,456
Rio Tinto PLC (United Kingdom)	410	25,921
Rio Tinto, Ltd. (Australia)	132	10,476
Semapa-Sociedade de Investimento e Gestao (Portugal)	220	3,538
Solvay S.A. (Belgium)	134	3,657
SSAB A.B. - B Shares (Sweden)	942	6,954
Stanmore Resources, Ltd. (Australia)	1,258	2,643
thyssenkrup A.G. (Germany)	224	1,202

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Materials - 7.2% (Continued)
Materials - 7.2% (Continued)
Titan Cement International S.A. (Belgium) (a)	152	$ 4,346
Toyo Seikan Group Holdings, Ltd. (Japan)	130	2,047
Vicat S.A.C.A. (France)	132	5,206
Zimplats Holdings, Ltd. (Australia)	244	2,706
		183,717
Real Estate - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Centuria Capital Group (Australia)	1,855	2,114
Cromwell European Real Estate Investment Trust (Singapore)	1,420	2,113
Cromwell Property Group (Australia)	6,827	1,935
Dexus (Australia)	769	3,962
Eurocommercial Properties N.V. (Netherlands)	96	2,191
Global One Real Estate Investment Corp. (Japan)	3	2,158
Globalworth Real Estate Investments, Ltd. (United Kingdom)	709	1,866
Invincible Investment Corp. (Japan)	5	2,246
KDX Realty Investment Corp. (Japan)	2	2,126
Land Securities Group PLC (United Kingdom)	362	3,006
Starhill Global REIT (Singapore)	4,837	1,719
Unibail-Rodamco-Westfield (France) (a)	100	8,044
		33,480
Real Estate Management & Development - 1.3%
Bassac S.A. (France) (a)	41	1,840
Capitaland India Trust (Singapore)	2,160	1,680
CK Asset Holdings, Ltd. (Hong Kong)	2,851	11,748
Daiwa House Industry Co., Ltd. (Japan)	85	2,530
Dios Fastigheter A.B. (Sweden) (a)	243	1,955
Isras Investment Co., Ltd. (Israel)	2	404
Olav Thon Eiendomsselskap A.S.A. (Norway)	45	920
Pandox A.B. (Sweden)	321	5,386
Raysum Co., Ltd. (Japan)	100	2,274
Starts Corp., Inc. (Japan)	89	1,852
Swire Pacific, Ltd. - Class A (Hong Kong)	178	1,465
Tosei Corp. (Japan)	100	1,585
		33,639

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Utilities - 3.3%
Utilities - 3.3%
AGL Energy, Ltd. (Australia)	182	$ 990
Centrica PLC (United Kingdom)	10,494	16,916
Enel S.p.A. (Italy)	3,998	26,391
Engie S.A. (France)	1,256	21,045
Genesis Energy, Ltd. (New Zealand)	1,577	2,319
Iren S.p.A. (Italy)	903	1,847
Rubis SCA (France)	75	2,648
Tohoku Electric Power Co., Inc. (Japan)	338	2,649
Tokyo Electric Power Co. Holdings, Inc. (Japan) (a)	1,195	7,263
Vector, Ltd. (New Zealand)	421	974
		83,042

Total Common Stocks (Cost $2,289,673)		$ 2,429,423

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.8%	Shares	Value
Consumer Discretionary - 0.7%
Automobiles & Components - 0.7%
Volkswagon A.G. (Germany)	126	$ 16,709

Health Care - 0.1%
Health Care Equipment & Services - 0.1%
Draegerwerk AG & Co. KGaA (Germany)	50	2,749

Total Preferred Stocks (Cost $19,693)		$ 19,458

Investments at Value - 96.5% (Cost $2,309,366)		$ 2,448,881

Other Assets in Excess of Liabilities - 3.5%		89,719

Net Assets - 100.0%		$ 2,538,600

(a)	Non-income producing security.
(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $15,533, which represents 0.6% of net assets as of March 31, 2024.
(c)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
Country Breakdown
March 31, 2024 (Unaudited)

Country	Value	% of Net Assets
Japan	$ 578,494	22 .8%
United Kingdom	354,426	14 .0%
France	285,340	11 .2%
Switzerland	216,505	8 .5%
Germany	201,723	7 .9%
Australia	172,689	6 .8%
Netherlands	115,165	4 .5%
Sweden	86,241	3 .4%
Denmark	82,759	3 .3%
Italy	74,494	2 .9%
Spain	59,306	2 .3%
Hong Kong	49,095	1 .9%
Belgium	37,526	1 .5%
Singapore	29,856	1 .2%
Norway	26,665	1 .1%
Israel	24,675	1 .0%
Finland	22,636	0 .9%
Austria	17,306	0 .7%
Portugal	6,629	0 .3%
Ireland	4,058	0 .2%
New Zealand	3,293	0 .1%
Total Investments	$ 2,448,881	96 .5%
Other Assets in Excess of Liabilities	89,719	3. 5%
Net Assets	$ 2,538,600	100 .0%

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Communication Services - 3.9%
Media & Entertainment - 3.9%
Alphabet, Inc. - Class C (a)	5,247	$ 798,908
Nintendo Co., Ltd. (Japan)	10,200	556,526
		1,355,434
Consumer Discretionary - 12.5%
Consumer Discretionary Distribution & Retail - 6.6%
Amazon.com, Inc. (a)	2,998	540,779
D'ieteren Group (Belgium)	3,668	813,126
Dollarama, Inc. (Canada)	6,647	506,419
O'Reilly Automotive, Inc. (a)	370	417,686
		2,278,010
Consumer Durables & Apparel - 2.4%
LVMH Moet Hennessy Louis Vuitton S.E. (France)	542	487,644
PulteGroup, Inc.	2,999	361,739
		849,383
Consumer Services - 3.5%
Compass Group PLC (United Kingdom)	19,520	572,551
InterContinental Hotels Group PLC (United Kingdom) (a)	3,297	342,584
Oriental Land Co., Ltd. (Japan)	9,602	307,589
		1,222,724
Consumer Staples - 6.7%
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp.	564	413,203

Food, Beverage & Tobacco - 2.8%
Lotus Bakeries N.V. (Belgium) (a)	45	434,466
Mondelēz International, Inc. - Class A	7,734	541,380
		975,846
Household & Personal Products - 2.7%
Church & Dwight Co., Inc.	4,355	454,270
Unilever PLC (United Kingdom)	9,749	489,399
		943,669
Energy - 4.2%
Energy - 4.2%
Chevron Corp.	2,801	441,830

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Energy - 4.2% (Continued)
Energy - 4.2% (Continued)
ConocoPhillips	3,605	$ 458,844
Suncor Energy, Inc. (Canada)	15,299	564,686
		1,465,360
Financials - 14.6%
Banks - 4.3%
Intesa Sanpaolo S.p.A. (Italy)	142,716	518,087
JPMorgan Chase & Co.	4,859	973,258
		1,491,345
Diversified Financials - 1.9%
Partners Group Holding A.G. (Switzerland)	462	659,968

Financial Services - 2.9%
Visa, Inc. - Class A	3,630	1,013,060

Insurance - 5.5%
Beazley PLC (United Kingdom)	69,554	584,850
Globe Life, Inc.	5,172	601,866
Reinsurance Group of America, Inc.	3,781	729,279
		1,915,995
Health Care - 13.7%
Health Care Equipment & Services - 6.8%
Alcon, Inc. (Switzerland)	4,667	388,715
McKesson Corp.	1,073	576,040
STERIS PLC (Ireland)	3,157	709,757
UnitedHealth Group, Inc.	1,349	667,350
		2,341,862
Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
Bio-Techne Corp.	5,040	354,766
Novo Nordisk A/S - Class B (Denmark)	6,154	789,359
Perrigo Co. PLC (Ireland)	16,655	536,124
Thermo Fisher Scientific, Inc.	649	377,205
Zoetis, Inc.	2,084	352,634
		2,410,088

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Industrials - 14.8%
Capital Goods - 10.9%
Fluidra S.A. (Spain)	24,819	$ 587,286
Parker-Hannifin Corp.	1,623	902,047
Quanta Services, Inc.	3,322	863,055
Safran S.A. (France)	3,145	712,187
Schneider Electric S.E. (France)	3,169	716,369
		3,780,944
Commercial & Professional Services - 2.8%
Jacobs Solutions, Inc.	3,545	544,973
Waste Connections, Inc. (Canada)	2,407	414,028
		959,001
Transportation - 1.1%
TFI International, Inc. (Canada)	2,357	375,847

Information Technology - 23.7%
Semiconductors & Semiconductor Equipment - 5.4%
ASML Holding N.V. (Netherlands)	502	486,624
Marvell Technology, Inc.	12,219	866,083
Monolithic Power Systems, Inc.	772	522,968
		1,875,675
Software & Services - 14.9%
Adobe, Inc. (a)	820	413,772
Capgemini S.E. (France)	2,745	631,595
Constellation Software, Inc. (Canada)	284	775,830
Fair Isaac Corp. (a)	396	494,846
Microsoft Corp.	3,790	1,594,529
Palo Alto Networks, Inc. (a)	1,816	515,980
ServiceNow, Inc. (a)	968	738,003
		5,164,555
Technology Hardware & Equipment - 3.4%
Apple, Inc.	4,139	709,756
Keysight Technologies, Inc. (a)	3,136	490,407
		1,200,163

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Materials - 1.7%
Materials - 1.7%
Linde PLC (United Kingdom)	1,230	$ 571,114

Real Estate - 1.1%
Real Estate Management & Development - 1.1%
CBRE Group, Inc. - Class A (a)	3,812	370,679

Total Common Stocks (Cost $23,239,176)		$ 33,633,925

WARRANTS - 0.0% (b)	Shares	Value
Information Technology - 0.0% (b)
Software & Services - 0.0% (b)
Constellation Software, Inc. (Canada) (a)(c) (Cost $0)	284	$ 0

Investments at Value - 96.9% (Cost $23,239,176)		$ 33,633,925

Other Assets in Excess of Liabilities - 3.1%		1,089,417

Net Assets - 100.0%		$ 34,723,342

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
Country Breakdown
March 31, 2024 (Unaudited)

Country	Value	% of Net Assets
United States	$ 19,101,195	55 .0%
Canada	2,636,810	7 .6%
United Kingdom	2,560,498	7 .4%
France	2,547,795	7 .3%
Belgium	1,247,592	3 .6%
Ireland	1,245,881	3 .6%
Switzerland	1,048,683	3 .0%
Japan	864,115	2 .5%
Denmark	789,359	2 .3%
Spain	587,286	1 .7%
Italy	518,087	1 .5%
Netherlands	486,624	1 .4%
Total Investments	$ 33,633,925	96 .9%
Other Assets in Excess of Liabilities	1,089,417	3.1%
Net Assets	$ 34,723,342	100 .0%

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS
March 31, 2024 (Unaudited)

CORPORATE BONDS - 86.1%	Coupon	Maturity	Par Value	Value
Finance - 2.5%
Banking - 1.7%
Wells Fargo & Co.	3.000%	04/22/26	$ 320,000	$ 306,029

Real Estate Investment Trusts - 0.8%
Host Hotels & Resorts LP	4.500%	02/01/26	145,000	141,987

Industrial - 65.5%
Automobile Manufacturing - 4.0%
Ford Motor Credit Co. LLC	3.375%	11/13/25	315,000	303,052
General Motors Financial Co., Inc.	5.000%	04/09/27	90,000	89,331
PACCAR Financial Corp.	5.050%	08/10/26	300,000	301,069
				693,452
Beverages - 1.3%
Anheuser Busch Co. LLC / Anheuser-Busch InBev Worldwide, Inc.	3.650%	02/01/26	235,000	229,639

Building Products - 1.9%
Martin Marietta Materials, Inc.	4.250%	07/02/24	334,000	332,725

Construction Machinery - 2.7%
Brunswick Corp.	0.850%	08/18/24	195,000	191,311
CNH Industrial Capital LLC	5.450%	10/14/25	285,000	285,507
				476,818
Diversified Manufacturing - 2.1%
Amphenol Corp.	3.200%	04/01/24	360,000	360,000

Electronics - 4.7%
Dell International LLC	6.020%	06/15/26	144,000	145,840
Intel Corp.	4.875%	02/10/26	340,000	338,895
Tyco Electronics Group S.A.	4.500%	02/13/26	335,000	331,310
				816,045
Environmental - 3.2%
Republic Services, Inc.	2.500%	08/15/24	335,000	331,039
Waste Management, Inc.	3.500%	05/15/24	233,000	232,380
				563,419

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 86.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 65.5% (Continued)
Food Processors - 1.9%
General Mills, Inc.	5.241%	11/18/25	$ 340,000	$ 338,931

Healthcare Facilities / Supplies - 5.1%
Agilent Technologies, Inc.	3.050%	09/22/26	341,000	324,827
HCA, Inc.	5.875%	02/15/26	340,000	341,453
Teleflex, Inc.	4.625%	11/15/27	235,000	226,021
				892,301
Home Builders - 1.7%
D.R. Horton, Inc.	2.500%	10/15/24	300,000	294,979

Independent Energy - 1.7%
Occidental Petroleum Corp.	5.500%	12/01/25	295,000	294,795

Information / Data Technology - 5.3%
Hewlett Packard Enterprise Co.	5.900%	10/01/24	350,000	350,523
KLA Corp.	4.650%	11/01/24	284,000	282,598
Oracle Corp.	2.800%	04/01/27	310,000	290,732
				923,853
Media - Cable - 1.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 144A (a)	5.500%	05/01/26	300,000	295,421

Midstream Energy - 5.8%
Boardwalk Pipelines LP	5.950%	06/01/26	345,000	347,896
Kinder Morgan, Inc.	4.300%	06/01/25	340,000	335,169
Williams Partners LP	3.900%	01/15/25	340,000	335,179
				1,018,244
Other Industrial - 2.6%
Cintas Corp. No. 2	3.450%	05/01/25	225,000	220,528
Quanta Services, Inc.	0.950%	10/01/24	235,000	229,294
				449,822
Packaging - 3.3%
Avery Dennison Corp.	0.850%	08/15/24	200,000	196,174
Berry Global, Inc.	1.650%	01/15/27	200,000	181,560

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 86.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 65.5% (Continued)
Packaging - 3.3% (Continued)
Sonoco Products Co.	1.800%	02/01/25	$ 200,000	$ 193,515
				571,249
Paper & Forest Products - 0.9%
Weyerhaeuser Co.	8.500%	01/15/25	160,000	163,141

Restaurants - 1.0%
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell America LLC, 144A (a)	4.750%	06/01/27	190,000	184,746

Retail Stores - 6.3%
AutoNation, Inc.	3.500%	11/15/24	335,000	330,632
Lowe's Cos., Inc.	4.800%	04/01/26	310,000	308,223
O'Reilly Automotive, Inc.	3.550%	03/15/26	300,000	290,839
QVC, Inc.	4.450%	02/15/25	180,000	174,377
				1,104,071
Services - 1.1%
Service Corp. International	7.500%	04/01/27	185,000	191,677

Transportation Services - 5.3%
Continental Airlines, Inc., Series 2012-2, Class A	4.000%	10/29/24	311,734	307,902
Delta Air Lines Pass Thru Trust, Series 2019-1, Class AA	3.204%	10/25/25	360,000	359,724
Union Pacific Railroad Co., Series 2014-1	3.227%	05/14/26	272,709	262,307
				929,933
Wireless Telecommunications - 1.9%
Sprint Corp.	7.625%	03/01/26	330,000	340,936

Utility - 18.1%
Electric - 16.1%
Alliant Energy Finance LLC, 144A (a)	1.400%	03/15/26	139,000	126,413
Arizona Public Service Co.	3.350%	06/15/24	330,000	328,237
DTE Electric Co.	3.375%	03/01/25	310,000	304,523
Evergy, Inc.	2.450%	09/15/24	195,000	191,962
Georgia Power Co., Series 2016-A	3.250%	04/01/26	380,000	365,942

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 86.1% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 18.1% (Continued)
Electric - 16.1% (Continued)
Nextera Energy Capital Holdings, Inc.	6.051%	03/01/25	$ 350,000	$ 351,331
Pacific Gas & Electric Co.	2.950%	03/01/26	375,000	358,016
Virginia Electric & Power Co., Series 2015-A	3.100%	05/15/25	336,000	327,669
Vistra Operations Co. LLC, 144A (a)	5.125%	05/13/25	360,000	356,816
Wec Energy Group, Inc.	5.000%	09/27/25	100,000	99,430
				2,810,339
Other Utility - 2.0%
American Water Capital Corp.	3.400%	03/01/25	360,000	353,121

Total Corporate Bonds (Cost $15,186,732)				$ 15,077,673

ASSET BACKED SECURITIES - 3.2%	Coupon	Maturity	Par Value	Value
Daimler Trucks Retail Trust, Series 2023-1, Class A3	5.900%	03/15/27	$ 380,000	$ 383,250
DT Auto Owner Trust, Series 2023-1, Class D, 144A (a)	6.440%	11/15/28	100,000	101,197
Westlake Automobile Receivables Trust, Series 2021-3, Class D, 144A (a)	2.120%	01/15/27	72,000	68,865
Total Asset Backed Securities (Cost $547,238)				$ 553,312

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 9.3%	Coupon	Maturity	Par Value	Value
United States Treasury	4.625%	02/28/25	$ 475,000	$ 473,070
United States Treasury	3.125%	08/15/25	550,000	537,475
United States Treasury	4.625%	03/15/26	360,000	359,691
United States Treasury	2.375%	08/15/24	265,000	262,089
Total U.S. Treasury Bonds & Notes (Cost $1,641,264)				$ 1,632,325

Investments at Value - 98.6% (Cost $17,375,234)				$ 17,263,310

Other Assets in Excess of Liabilities - 1.4%				242,412

Net Assets - 100.0%				$ 17,505,722

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS
March 31, 2024 (Unaudited)

CORPORATE BONDS - 36.4%	Coupon	Maturity	Par Value	Value
Finance - 9.2%
Banking - 4.7%
Bank of America Corp., Series N (SOFR + 153) (a)	1.898%	07/23/31	$ 8,975,000	$ 7,366,111
Capital One Financial Corp. (b)	6.377%	06/08/34	3,490,000	3,624,414
Citigroup, Inc. (SOFR + 116.7)	2.561%	05/01/32	4,100,000	3,419,417
JPMorgan Chase & Co. (SOFR + 151) (a)	2.739%	10/15/30	5,130,000	4,543,000
M&T Bank Corp., Series A (b)	7.413%	10/30/29	4,930,000	5,199,484
PNC Financial Services Group, Inc. (b)	6.875%	10/20/34	5,185,000	5,677,729
Wells Fargo & Co. (TSFR3M + 157.2) (a)	3.584%	05/22/28	5,635,000	5,357,267
				35,187,422
Broker/Asset Managers/Exchanges - 0.4%
FMR LLC, 144A (c)	6.450%	11/15/39	2,575,000	2,777,024

Mortgage Banking - 0.8%
Provident Funding Associates LP/PFG Finance Corp., 144A (c)	6.375%	06/15/25	6,295,000	6,037,445

Noncaptive Diversified Financial Companies - 0.7%
Aviation Capital Group LLC, 144A (c)	6.250%	04/15/28	2,875,000	2,934,333
GATX Corp.	3.500%	06/01/32	2,987,000	2,610,757
				5,545,090
Other Finance - 1.0%
IIP Operating Partnership LP	5.500%	05/25/26	7,570,000	7,185,275

Real Estate Investment Trusts - 1.6%
Host Hotels & Resorts LP, Series J (b)	2.900%	12/15/31	4,396,000	3,653,070
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	5,171,563
Ventas Realty LP	3.500%	04/15/24	3,000,000	2,997,360
				11,821,993
Industrial - 22.6%
Automobile Manufacturing - 1.0%
Ford Motor Credit Co. LLC	4.063%	11/01/24	2,000,000	1,979,207
Ford Motor Credit Co. LLC	3.375%	11/13/25	5,500,000	5,291,384

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 36.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 22.6% (Continued)
Automobile Manufacturing - 1.0% (Continued)
Goodyear Tire & Rubber Co.	5.000%	07/15/29	$ 500,000	$ 466,812
				7,737,403
Building Products - 1.4%
Allegion US Holding Co., Inc.	3.550%	10/01/27	2,550,000	2,431,970
Masco Corp.	6.500%	08/15/32	6,205,000	6,621,252
Summit Materials LLC, 144A (c)	5.250%	01/15/29	1,750,000	1,705,265
				10,758,487
Chemicals - 0.7%
Compass Minerals International, Inc., 144A (c)	6.750%	12/01/27	5,300,000	5,123,750

Construction Machinery - 1.2%
Brunswick Corp.	2.400%	08/18/31	4,798,000	3,820,292
H&E Equipment Services, Inc., 144A (c)	3.875%	12/15/28	5,550,000	5,080,932
				8,901,224
Consumer Products - 0.8%
Vista Outdoor, Inc., 144A (c)	4.500%	03/15/29	5,600,000	5,610,347

Diversified Manufacturing - 0.9%
BWX Technologies, Inc., 144A (c)	4.125%	06/30/28	4,169,000	3,886,820
Vontier Corp.	2.400%	04/01/28	2,800,000	2,472,193
				6,359,013
Electronics - 0.4%
QORVO, Inc. (b)	1.750%	12/15/24	2,235,000	2,168,904
QORVO, Inc.	4.375%	10/15/29	775,000	726,410
				2,895,314
Environmental - 0.0% (d)
Clean Harbors, Inc., 144A (c)	6.375%	02/01/31	250,000	251,836

Healthcare Facilities / Supplies - 0.8%
HCA, Inc.	3.500%	09/01/30	2,500,000	2,260,893
Tenet Healthcare Corp.	6.125%	10/01/28	4,108,000	4,093,277
				6,354,170
Independent Energy - 2.0%
Occidental Petroleum Corp.	7.500%	05/01/31	6,085,000	6,773,323

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 36.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 22.6% (Continued)
Independent Energy - 2.0% (Continued)
Range Resources Corp. (e)	8.250%	01/15/29	$ 4,080,000	$ 4,244,028
SM Energy Co.	6.500%	07/15/28	3,652,000	3,667,649
				14,685,000
Information Technology - 0.4%
Oracle Corp.	6.250%	11/09/32	2,590,000	2,771,149

Lease / Rent - 1.3%
SBA Tower Trust, 144A, Series 2019-1, Class 1-C (c)	2.836%	01/15/50	10,000,000	9,760,257

Leisure / Entertainment - 0.5%
Cedar Fair LP/Canada's Wonderland Co.	5.250%	07/15/29	4,000,000	3,791,718

Media - Cable - 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (c)	5.000%	02/01/28	4,140,000	3,853,947
Cox Communications, Inc., 144A (c)	2.600%	06/15/31	5,325,000	4,419,770
Dish DBS Corp.	7.750%	07/01/26	2,050,000	1,372,572
Sirius XM Radio, Inc., 144A (c)	5.500%	07/01/29	3,000,000	2,857,381
WarnerMedia Holdings, Inc. (b)	5.391%	03/15/62	4,480,000	3,717,851
				16,221,521
Media - Non-Cable - 0.7%
AMC Networks, Inc.	4.750%	08/01/25	3,965,000	3,959,995
Lamar Media Corp.	4.875%	01/15/29	1,700,000	1,638,077
				5,598,072
Midstream Energy - 1.4%
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	5,284,000	6,041,626
Transcontinental Gas Pipe Line Co. LLC	7.850%	02/01/26	4,315,000	4,476,059
				10,517,685
Other Industrial - 0.5%
Quanta Services, Inc.	2.900%	10/01/30	4,000,000	3,497,355

Paper & Forest Products - 0.7%
West Fraser Timber Co., Ltd., 144A (c)	4.350%	10/15/24	5,425,000	5,366,145

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 36.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 22.6% (Continued)
Pharmaceuticals - 0.8%
Pfizer Investment Enterprises Pte. Ltd.	4.450%	05/19/28	$ 6,000,000	$ 5,914,577

Retail Stores - 2.0%
Dick's Sporting Goods, Inc.	3.150%	01/15/32	3,825,000	3,267,546
Dick's Sporting Goods, Inc.	4.100%	01/15/52	3,000,000	2,174,298
Group 1 Automotive, Inc., 144A (c)	4.000%	08/15/28	5,438,000	5,011,904
QVC, Inc.	4.750%	02/15/27	4,730,000	4,211,073
				14,664,821
Services - 1.3%
Block Financial LLC	3.875%	08/15/30	5,340,000	4,850,338
Rayonier LP	2.750%	05/17/31	6,000,000	4,953,058
				9,803,396
Supermarkets - 0.5%
Alimentation Couche-Tard, Inc., 144A (b)(c)	3.550%	07/26/27	3,810,000	3,638,842

Transportation Services - 0.5%
FedEx Corp.	3.900%	02/01/35	3,345,000	2,983,796
XPO CNW, Inc.	6.700%	05/01/34	900,000	936,697
				3,920,493
Vehicle Parts - 0.6%
LKQ Corp. (b)	6.250%	06/15/33	4,550,000	4,737,643

Utility - 4.6%
Electric - 4.6%
Nevada Power Co.	6.750%	07/01/37	3,956,000	4,428,248
NRG Energy, Inc., 144A (c)	5.250%	06/15/29	3,565,000	3,408,187
Oglethorpe Power Corp., Series 2022A (b)	4.500%	04/01/47	8,334,000	6,940,269
PG&E Corp.	5.000%	07/01/28	4,866,000	4,686,258
Pinnacle West Capital Corp.	1.300%	06/15/25	4,327,000	4,101,837
Virginia Electric & Power Co., Series A	6.000%	05/15/37	5,581,000	5,854,935

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 36.4% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 4.6% (Continued)
Electric - 4.6% (Continued)
Vistra Operations Co. LLC, 144A (c)	5.000%	07/31/27	$ 5,100,000	$ 4,938,465
				34,358,199

Total Corporate Bonds (Cost $286,732,469)				$ 271,792,666

MUNICIPAL BONDS - 3.3%	Coupon	Maturity	Par Value	Value
California - 1.2%
California Municipal Finance Authority, Series 2021 (b)(e)	3.637%	07/01/30	$ 6,845,000	$ 6,053,932
San Diego County Regional Airport Authority, Series 2014-B (b)	5.594%	07/01/43	3,050,000	3,018,800
				9,072,732
Nebraska - 0.5%
City of Blair Nebraska Water System, Series 2023 (b)	6.100%	05/15/27	3,840,000	3,812,720

New Hampshire - 0.6%
National Finance Authority, Series 2021	3.778%	01/01/36	6,000,000	4,688,120

Virginia - 1.0%
Virginia Small Business Financing Authority, Series 2017 (a)(b)(e)	6.500%	07/01/50	7,500,000	7,483,970

Total Municipal Bonds (Cost $27,774,476)				$ 25,057,542

ASSET BACKED SECURITIES - 2.0%	Coupon	Maturity	Par Value	Value
DT Auto Owner Trust, Series 2019-4, Class D, 144A (c)	2.850%	07/15/25	$ 81,719	$ 81,600
GTP Acquisition Partners I LLC, Series 2015-1-2, Class A-15-2, 144A (c)	3.482%	06/16/25	10,800,000	10,530,855

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 2.0% (Continued)	Coupon	Maturity	Par Value	Value
Trinity Rail Leasing LP, Series 2022-1, Class A, 144A (c)	4.550%	05/19/52	$ 4,705,040	$ 4,487,407
Total Asset Backed Securities (Cost $15,590,105)				$ 15,099,862

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 32.4%	Coupon	Maturity	Par Value	Value
Agency Fixed Rate - 4.9%
Pool #MA4438	2.500%	10/01/51	$ 4,527,427	$ 3,755,048
Pool #MA4514	3.500%	01/01/52	1,657,759	1,488,106
Pool #SD8231	4.500%	07/01/52	7,662,987	7,296,935
Pool #MA9425	6.500%	01/20/54	8,139,403	8,280,345
Pool #MA9491	7.000%	02/20/54	3,586,703	3,668,615
Pool #MA9543	6.500%	03/20/54	3,675,000	3,744,062
Pool #MA9544	7.000%	03/20/54	7,947,905	8,137,199
				36,370,310
Fannie Mae Pool - 10.7%
Pool #735897	5.500%	10/01/35	225,106	228,678
Pool #888016	5.500%	05/01/36	379,265	387,149
Pool #MA4703	4.000%	06/01/37	3,617,267	3,506,284
Pool #889108	6.000%	02/01/38	221,572	229,528
Pool #889579	6.000%	05/01/38	352,554	365,252
Pool #995838	5.500%	05/01/39	272,775	278,455
Pool #AL3287, Series 2013	4.500%	09/01/41	983,683	964,714
Pool #MA1700, Series 2013	4.500%	12/01/43	725,112	707,533
Pool #MA1971	4.500%	06/01/44	121,317	118,375
Pool #MA2005	4.500%	08/01/44	265,464	259,029
Pool #CB3110	2.500%	03/01/47	1,076,127	893,310
Pool #CA5338	3.000%	03/01/50	7,905,123	6,832,785
Pool #MA4020	3.000%	05/01/50	5,016,107	4,363,353
Pool #CA5960	2.500%	06/01/50	7,978,264	6,712,084
Pool #MA4048	3.000%	06/01/50	4,860,792	4,223,027
Pool #CA8256	2.500%	08/01/50	7,804,351	6,463,027
Pool #MA4097	3.000%	08/01/50	4,853,910	4,219,251
Pool #FM6110	3.000%	09/01/50	4,758,857	4,178,267
Pool #MA4121	3.000%	09/01/50	3,661,084	3,180,115
Pool #FS0672	2.000%	01/01/51	4,869,154	3,893,107

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 32.4% (Continued)	Coupon	Maturity	Par Value	Value
Fannie Mae Pool - 10.7% (Continued)
Pool #BT0417	2.500%	06/01/51	$ 3,719,410	$ 3,087,896
Pool #MA4379	2.500%	07/01/51	4,030,648	3,347,125
Pool #MA4644	4.000%	05/01/52	11,994,224	11,125,294
Pool #MA4761	5.000%	09/01/52	7,309,967	7,137,998
Pool #MA5008	4.500%	05/01/53	3,817,990	3,635,592
				80,337,228
Freddie Mac Gold Pool - 0.2%
Pool #G08061	5.500%	06/01/35	30,147	30,812
Pool #A42128	5.500%	01/01/36	105,727	107,783
Pool #G02252	5.500%	07/01/36	282,773	289,004
Pool #G02386	6.000%	11/01/36	174,524	180,999
Pool #G03189	6.500%	09/01/37	334,878	344,481
Pool #G08607	4.500%	09/01/44	509,078	497,365
				1,450,444
Freddie Mac Non-Gold Pool - 10.5%
Pool #781958 (H15T1Y + 225) (a)	6.375%	09/01/34	16,851	17,043
Pool #RA2650	3.000%	05/01/50	4,426,692	3,867,437
Pool #SD8092	3.000%	09/01/50	6,147,131	5,338,551
Pool #SD8129	2.500%	02/01/51	4,276,236	3,559,614
Pool #SD8151	2.500%	06/01/51	10,775,781	8,949,395
Pool #SD8196	3.500%	02/01/52	9,952,879	8,919,863
Pool #SD8202	3.500%	02/01/52	15,339,482	13,771,489
Pool #SD8201	3.000%	03/01/52	3,377,019	2,906,831
Pool #SD8215	4.000%	05/01/52	8,017,871	7,436,708
Pool #RA7554	4.000%	06/01/52	4,947,593	4,589,179
Pool #SD8238	4.500%	08/01/52	6,636,752	6,319,717
Pool #SD8246	5.000%	09/01/52	6,985,712	6,821,371
Pool #SD8277	5.500%	12/01/52	6,087,344	6,069,079
				78,566,277
Ginnie Mae II Pool - 6.1%
Pool #004496M	5.000%	07/20/39	222,154	224,044
Pool #MA7590M	3.000%	09/20/51	7,663,406	6,764,673
Pool #MA7768M	3.000%	12/20/51	3,523,494	3,108,458
Pool #MA7769M	3.500%	12/20/51	6,303,136	5,745,488
Pool #MA8801M	5.500%	04/20/53	7,099,119	7,094,450

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 32.4% (Continued)	Coupon	Maturity	Par Value	Value
Ginnie Mae II Pool - 6.1% (Continued)
Pool #MA8802M	6.000%	04/20/53	$ 6,135,675	$ 6,192,922
Pool #MA8880M	6.000%	05/20/53	3,135,427	3,164,682
Pool #MA9108M	6.500%	08/20/53	3,403,064	3,461,991
Pool #MA9174M	7.000%	09/20/53	4,587,432	4,688,740
Pool #MA9244M	7.000%	10/20/53	1,723,039	1,761,297
Pool #MA9364M	6.500%	12/20/53	3,080,602	3,133,945
				45,340,690

Total Mortgage-Backed Securities Passthrough (Cost $259,235,917)				$ 242,064,949

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.0% (d)	Coupon	Maturity	Par Value	Value
GSR Mortgage Loan Trust, Series 2005-3F, Class 2A-3 (Cost $498,901)	6.000%	03/25/35	$ 501,660	$ 308,981

U.S. TREASURY BONDS & NOTES - 22.9%	Coupon	Maturity	Par Value	Value
United States Treasury	0.250%	05/31/25	$ 1,845,000	$ 1,747,417
United States Treasury	2.250%	11/15/25	18,275,000	17,554,708
United States Treasury	2.375%	05/15/27	16,358,000	15,393,134
United States Treasury	4.125%	07/31/28	15,993,000	15,893,044
United States Treasury	2.625%	02/15/29	12,710,000	11,806,895
United States Treasury	0.625%	08/15/30	10,310,000	8,256,457
United States Treasury	2.750%	08/15/32	11,613,000	10,415,863
United States Treasury	3.375%	05/15/33	11,020,000	10,323,502
United States Treasury	3.125%	11/15/41	19,100,000	16,046,238
United States Treasury	2.875%	05/15/43	25,055,000	19,907,959
United States Treasury	2.500%	02/15/45	27,675,000	20,236,263
United States Treasury	1.250%	05/15/50	18,915,000	9,673,988
United States Treasury	1.625%	11/15/50	14,000,000	7,907,266

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 22.9% (Continued)	Coupon	Maturity	Par Value	Value
United States Treasury	2.875%	05/15/52	$ 7,550,000	$ 5,712,637
Total U.S. Treasury Bonds & Notes (Cost $190,560,363)				$ 170,875,371

Investments at Value - 97.0% (Cost $780,392,231)				$ 725,199,371

Other Assets in Excess of Liabilities - 3.0%				22,235,025

Net Assets - 100.0%				$ 747,434,396

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Percentage rounds to less than 0.1%.
(e)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $17,781,930, which represents 2.4% of net assets as of March 31, 2024.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS
March 31, 2024 (Unaudited)

CORPORATE BONDS - 97.9%	Coupon	Maturity	Par Value	Value
Finance - 13.0%
Mortgage Banking - 2.8%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	6.375%	06/15/25	$ 1,973,000	$ 1,892,276

Noncaptive Diversified Financial Companies - 1.5%
Aircastle, Ltd., 144A (a)	5.250%	08/11/25	1,000,000	991,163

Other Finance - 4.9%
IIP Operating Partnership LP	5.500%	05/25/26	1,950,000	1,850,896
Outfront Media Capital LLC, 144A (a)	4.250%	01/15/29	1,610,000	1,458,625
				3,309,521
Real Estate Investment Trusts - 3.8%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,750,000	1,465,625
VICI Properties LP, 144A (a)	4.500%	01/15/28	1,171,000	1,121,898
				2,587,523
Industrial - 78.4%
Automobile Manufacturing - 3.4%
Ford Motor Co.	7.400%	11/01/46	600,000	653,609
Goodyear Tire & Rubber Co.	4.875%	03/15/27	1,725,000	1,666,811
				2,320,420
Building Products - 2.6%
Summit Materials LLC, 144A (a)	6.500%	03/15/27	525,000	523,696
Summit Materials LLC, 144A (a)	5.250%	01/15/29	1,239,000	1,207,328
				1,731,024
Chemicals - 6.4%
Axalta Coating Systems LLC, 144A (a)	4.750%	06/15/27	520,000	501,896
Axalta Coating Systems LLC, 144A (a)	3.375%	02/15/29	1,000,000	894,866
Compass Minerals International, Inc., 144A (a)	6.750%	12/01/27	1,504,000	1,453,985
Olin Corp.	5.125%	09/15/27	806,000	787,360
Olin Corp.	5.000%	02/01/30	675,000	640,576
				4,278,683
Construction Machinery - 5.1%
Brunswick Corp.	2.400%	08/18/31	1,789,000	1,424,448

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 78.4% (Continued)
Construction Machinery - 5.1% (Continued)
H&E Equipment Services, Inc., 144A (a)	3.875%	12/15/28	$ 1,461,000	$ 1,337,521
United Rentals North America, Inc.	4.875%	01/15/28	675,000	656,880
				3,418,849
Consumer Products - 5.3%
Central Garden & Pet Co.	4.125%	10/15/30	700,000	627,969
Scotts Miracle-Gro Co.	4.500%	10/15/29	500,000	452,497
Scotts Miracle-Gro Co.	4.000%	04/01/31	875,000	754,543
Vista Outdoor, Inc., 144A (a)	4.500%	03/15/29	1,765,000	1,768,261
				3,603,270
Diversified Manufacturing - 5.4%
ATS Automation Tooling Systems, Inc., 144A (a)	4.125%	12/15/28	1,665,000	1,526,136
BWX Technologies, Inc., 144A (a)	4.125%	06/30/28	1,202,000	1,120,642
Griffon Corp.	5.750%	03/01/28	1,008,000	987,060
				3,633,838
Electronics - 3.1%
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	670,000	673,346
QORVO, Inc.	4.375%	10/15/29	1,282,000	1,201,623
Sensata Technologies, Inc., 144A (a)	3.750%	02/15/31	250,000	216,251
				2,091,220
Environmental - 1.3%
Clean Harbors, Inc., 144A (a)	5.125%	07/15/29	910,000	874,727

Healthcare Facilities / Supplies - 3.2%
Hologic, Inc., 144A (a)	3.250%	02/15/29	500,000	448,096
Teleflex, Inc.	4.625%	11/15/27	375,000	360,671
Tenet Healthcare Corp.	6.125%	10/01/28	1,372,000	1,367,083
				2,175,850
Home Builders - 2.4%
KB Home	6.875%	06/15/27	1,560,000	1,609,748

Independent Energy - 9.2%
Apache Corp.	4.250%	01/15/30	575,000	532,400
Apache Corp.	5.100%	09/01/40	1,345,000	1,154,241
Occidental Petroleum Corp.	7.875%	09/15/31	1,550,000	1,757,035

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 78.4% (Continued)
Independent Energy - 9.2% (Continued)
Range Resources Corp. (b)	8.250%	01/15/29	$ 1,635,000	$ 1,700,732
SM Energy Co.	6.500%	07/15/28	1,050,000	1,054,499
				6,198,907
Leisure / Entertainment - 2.9%
Cedar Fair LP	5.375%	04/15/27	937,000	922,997
Cedar Fair LP	5.250%	07/15/29	1,100,000	1,042,723
				1,965,720
Media - Cable - 6.7%
DIRECTV Financing LLC, 144A (a)	5.875%	08/15/27	1,422,000	1,345,263
DISH DBS Corp.	7.750%	07/01/26	802,000	536,977
Nexstar Broadcasting, Inc., 144A (a)	5.625%	07/15/27	1,385,000	1,328,658
Sirius XM Radio, Inc., 144A (a)	5.500%	07/01/29	1,350,000	1,285,822
				4,496,720
Media - Non-Cable - 5.6%
AMC Networks, Inc.	4.750%	08/01/25	1,597,000	1,594,984
Lamar Media Corp.	3.750%	02/15/28	1,275,000	1,191,158
Lamar Media Corp.	4.875%	01/15/29	815,000	785,313
Nexstar Broadcasting, Inc., 144A (a)	4.750%	11/01/28	225,000	205,012
				3,776,467
Metals / Mining - 1.1%
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.500%	09/15/27	800,000	768,488

Pharmaceuticals - 0.5%
Teva Pharmaceuticals Financial Netherlands B.V.	3.150%	10/01/26	390,000	364,608

Restaurants - 1.3%
Papa Johns International, Inc., 144A (a)	3.875%	09/15/29	1,000,000	886,824

Retail Stores - 5.2%
Dick's Sporting Goods, Inc.	3.150%	01/15/32	581,000	496,325
Dick's Sporting Goods, Inc.	4.100%	01/15/52	611,000	442,832
Group 1 Automotive, Inc., 144A (a)	4.000%	08/15/28	1,164,000	1,072,795

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 78.4% (Continued)
Retail Stores - 5.2% (Continued)
QVC, Inc.	4.750%	02/15/27	$ 1,695,000	$ 1,509,042
				3,520,994
Services - 1.7%
AECOM	5.125%	03/15/27	350,000	343,823
Service Corp. International	4.625%	12/15/27	586,000	566,338
TopBuild Corp., 144A (a)	3.625%	03/15/29	227,000	206,208
				1,116,369
Theater Entertainment - 1.7%
Cinemark USA, Inc., 144A (a)	5.875%	03/15/26	1,180,000	1,165,024

Transportation Services - 1.9%
XPO Logistics, Inc.	6.700%	05/01/34	1,242,000	1,292,641

Vehicle Parts - 1.9%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	1,300,000	1,251,063

Wireless Telecommunications - 0.5%
Lumen Technologies, Inc.	7.995%	06/01/36	559,000	303,828

Utility - 6.5%
Electric - 6.5%
NRG Energy, Inc., 144A (a)	3.625%	02/15/31	1,302,000	1,123,571
PG&E Corp.	5.000%	07/01/28	1,000,000	963,062
PG&E Corp.	5.250%	07/01/30	704,000	668,965

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.9% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 6.5% (Continued)
Electric - 6.5% (Continued)
Vistra Operations Co. LLC, 144A (a)	5.000%	07/31/27	$ 1,650,000	$ 1,597,738
				4,353,336

Investments at Value - 97.9% (Cost $70,647,280)				$ 65,979,101

Other Assets in Excess of Liabilities - 2.1%				1,397,303

Net Assets - 100.0%				$ 67,376,404

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $1,700,732, which represents 2.5% of net assets as of March 31, 2024.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS
March 31, 2024 (Unaudited)

MUNICIPAL BONDS - 88.7%	Coupon	Maturity	Par Value	Value
Certificate Participation - 1.3%
Lease / Rent - 1.3%
Independent School District No. 625 Ramsey County Minnesota COP, Series 2024-A	5.000%	02/01/40	$ 2,000,000	$ 2,285,781
Regional Transportation District Colorado COP, Series 2015-A (a)	4.000%	06/01/40	20,000	19,630
				2,305,411
General Obligation - 14.4%
Local - 14.4%
Bexar County Texas Hospital District, Series 2023	5.000%	02/15/39	175,000	194,390
Brunswick City School District, BAM, Series 2023 (a)(b)	5.500%	12/01/60	3,000,000	3,249,116
Chaffey Joint Union High School District, Series G (a)	0.000%	08/01/36	450,000	279,728
Chaffey Joint Union High School District, Series G (a)	0.000%	08/01/37	500,000	291,934
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/27	1,450,000	1,352,908
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/28	1,450,000	1,328,537
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/29	1,455,000	1,310,420
Cool Water Municipal Utility District, BAM, Series 2023-A (a)(b)	7.000%	08/15/30	380,000	439,905
Hays County Development District No. 1, AGM, Series 2023 (a)(b)	5.000%	04/01/36	110,000	113,752
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (a)	3.000%	03/01/34	555,000	516,866
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (a)	3.000%	03/01/35	450,000	412,037
King County Washington Public Hospital District No. 2, Series 2024	5.250%	12/01/45	2,350,000	2,556,740
Meridian Metropolitan District Colorado, Series 2023	4.250%	12/01/48	250,000	249,694

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 88.7% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 14.4% (Continued)
Local - 14.4% (Continued)
Pennsylvania Economic Development Financing Authority Solid Waste Disposal, Series 2021-A	4.040%	06/01/41	$ 1,000,000	$ 998,539
Public Healthcare Services District No. 3 Pacific County, Washington, Series 2024	5.250%	12/01/39	500,000	556,080
Public Healthcare Services District No. 3 Pacific County, Washington, Series 2024	5.250%	12/01/44	600,000	651,102
Rendezvous Residential Metropolitan District Colorado, Series 2022 (a)	2.250%	12/01/31	520,000	463,914
Rendezvous Residential Metropolitan District Colorado, Series 2022 (a)	2.350%	12/01/33	465,000	407,338
Sanitary and Improvment District No. 425 of Douglas County Nebraska, Series 2023	4.900%	11/01/33	4,000,000	4,161,262
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/34	510,000	482,991
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/35	525,000	491,747
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/36	540,000	497,458
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/37	550,000	495,199
Tarrant County Hospital District, Series 2023	5.250%	08/15/37	60,000	68,951
Texas Transportation Commission, Series 2014-B	0.650%	10/01/41	685,000	636,088
Thunderbird Colorado Water & Sanitation District, Series 2023	5.250%	12/01/38	175,000	195,059
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.000%	09/01/27	100,000	95,217
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.500%	09/01/33	215,000	198,997

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 88.7% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 14.4% (Continued)
Local - 14.4% (Continued)
West Harris County Texas Municipal District No. 5, Series 2015 (a)	3.375%	09/01/27	$ 105,000	$ 101,384
Whitman County Public Hospital District No. 1-A, Series 2023 (a)	5.500%	12/01/36	490,000	563,837
Whitman County Public Hospital District No. 1-A, Series 2023 (a)	5.500%	12/01/43	600,000	665,642
Whitman County Public Hospital District No. 1-A, Series 2023 (a)	5.000%	12/01/53	1,500,000	1,562,889
				25,589,721
Local Authority - 4.2%
Education - 2.8%
Administrators of the Tulane Educational Fund, Series 2013-C (a)	5.000%	10/01/47	170,000	156,118
Public Finance Authority Taxable Educational Facilities Wisconsin, Series 2021-A (a)	5.625%	06/01/50	5,750,000	4,864,538
				5,020,656
Healthcare - 0.3%
Denver Health & Hospital Authority, Series 2014-B (a)	4.900%	12/01/24	410,000	407,018

Public Services - 0.5%
Port of Greater Cincinnati Ohio Development Authority, Series 2020 (a)(c)	5.250%	12/01/35	1,000,000	925,737

Transportation - 0.6%
Public Finance Authority Taxable Air Cargo, Series 2021	2.012%	07/01/25	1,085,000	1,033,177

Revenue - 64.3%
Education - 0.1%
Minnewaukan Public School District No. 5, Series 2016	2.700%	08/01/26	185,000	177,686

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 88.7% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 64.3% (Continued)
Education - 0.1% (Continued)
Pennsylvania Higher Educational Facilities Authority, Series 2016 (a)	3.000%	05/01/37	$ 15,000	$ 12,774
				190,460
Healthcare - 0.6%
Collier County Industrial Development Authority, Series 2024-A	5.000%	10/01/40	500,000	556,457
Collier County Industrial Development Authority, Series 2024-A	5.000%	10/01/41	430,000	474,598
Illinois Finance Authority, Series 2016-A (a)	5.000%	02/15/45	100,000	101,357
				1,132,412
Housing - 19.1%
Chesapeake Redevelopment & Housing Authority, Series 2023 (a)	5.000%	05/01/43	1,020,000	1,039,541
Connecticut Housing Finance Authority, Series 2021D-SUB-D1 (a)	3.000%	05/15/51	805,000	776,654
District of Columbia Housing Finance Authority, Series 2022-B2	3.000%	09/01/28	3,645,000	3,553,147
Federal Home Loan Mortgage Corp., Series ML-21	4.618%	08/25/41	5,000,000	5,097,759
Harrisonburg Redevelopment & Housing Authority, Series 2023 (a)	4.000%	12/01/27	700,000	700,189
Illinois Housing Development Authority, Series 2023 (a)	5.000%	02/01/27	2,000,000	2,034,245
Illinois Housing Development Authority, Series 2023 (a)	5.000%	02/01/27	2,198,000	2,235,635
Maryland Community Development Administration Department, Series 2021-A	1.050%	03/01/29	500,000	423,557
Minnesota State Housing Finance Agency, Series 2021-F (a)	1.850%	07/01/32	470,000	395,714
Minnesota State Housing Finance Agency, Series 2019-F (a)	3.750%	01/01/50	1,600,000	1,576,953
Nebraska Investment Finance Authority, Series 2019-D	3.050%	09/01/42	635,000	532,166

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 88.7% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 64.3% (Continued)
Housing - 19.1% (Continued)
New Mexico Mortgage Finance Authority, Series 2020-B	1.700%	01/01/30	$ 195,000	$ 169,649
New York City Housing Development Corp., Series 2019-E-1	3.000%	11/01/39	395,000	343,421
New York City Housing Development Corp., Series 2022-F-2-A	3.400%	11/01/62	2,500,000	2,472,741
New York State Housing Finance Agency, Series 2020-H	1.800%	11/01/30	560,000	471,892
New York State Housing Finance Agency, Series 2021-A	2.350%	11/01/41	500,000	369,441
New York State Housing Finance Agency, Series 2021-J2	1.000%	05/01/61	830,000	758,983
New York State Mortgage Agency, Series 233	1.650%	04/01/30	775,000	668,629
Norfolk Redevelopment & Housing Authority, Series 2023 (a)	5.000%	05/01/43	325,000	331,291
South Dakota Housing Development Authority, Series 2020-C (a)	3.500%	05/01/51	670,000	656,637
Texas Department of Housing & Community Affairs, Series 2019-A (a)	3.625%	09/01/44	915,000	845,485
Texas Department of Housing & Community Affairs, Series 2023-A	5.125%	01/01/48	5,035,000	5,290,192
Travis County Texas Housing Financial Corporation Multifamily Housing, Series 2023	3.750%	08/01/26	1,275,000	1,268,243
Washington State Housing Finance Commission, Series 2017-3N	3.250%	12/01/32	885,000	873,179
Wyoming Community Development Authority, Series 2016-2	3.200%	12/01/41	1,090,000	950,041
				33,835,384
Industrial Development - 15.7%
Bartow County Georgia Development Authority Pollution Control, Series 1997-1 (a)	1.800%	09/01/29	3,900,000	3,334,305

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 88.7% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 64.3% (Continued)
Industrial Development - 15.7% (Continued)
Burke County Georgia Development Authority Pollution Control, Series 1995-5 (a)	2.200%	10/01/32	$ 1,900,000	$ 1,570,251
Burke County Georgia Development Authority Pollution Control, Series 2013-A	1.500%	01/01/40	3,665,000	3,536,539
Burke County Georgia Development Authority Pollution Control, Series 2017-E	3.250%	11/01/45	750,000	740,349
City of Whiting Indiana Environmental Facilities, Series 2017	5.000%	11/01/47	10,625,000	10,651,082
Colorado High Performance Transportation Enterprise, Series 2014 (a)	5.750%	01/01/44	750,000	751,109
Indiana Finance Authority Environmental Refunding, Series 2009-A-2	3.750%	06/01/31	5,750,000	5,750,311
State of Ohio Solid Waste, Series 2010	3.800%	11/01/35	1,500,000	1,498,868
				27,832,814
Lease / Rent - 2.6%
Consolidated Wyoming Municipalities Electric Power System, Series 2022 (a)	5.250%	06/01/39	1,000,000	1,116,633
Indianapolis Public Schools Multi-School Building Corp., Series 2023 (a)	5.250%	07/15/41	1,850,000	2,073,193
Noblesville High School Building Corp., Series 2023 (a)	6.000%	07/15/38	375,000	455,185
Noblesville High School Building Corp., Series 2023 (a)	6.000%	01/15/43	830,000	984,841
				4,629,852
Other - 0.0% (d)
Colorado Education & Cultural Facilities Authority, Series 2015-B (a)	4.000%	12/01/38	50,000	46,640

Recreation - 0.2%
Harris County Texas Municipal Utility District No. 500, Series 2021 (a)	3.000%	12/01/34	375,000	355,452

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 88.7% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 64.3% (Continued)
State and Non-State Appropriated Tobacco - 0.1%
California County Tobacco Securitization Agency (The), Series 2020-A (a)	4.000%	06/01/34	$ 150,000	$ 156,702

Tax - 4.0%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a) (c)	5.250%	12/01/39	2,000,000	2,024,549
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a) (c)	5.250%	12/01/39	900,000	911,047
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/34	400,000	398,250
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/35	525,000	518,755
Southwest Houston Texas Redevelopment Authority, Series 2017-B (a)	4.000%	09/01/40	1,350,000	1,350,801
Village Community Development District No. 7, Series 2015 (a)	4.000%	05/01/36	1,040,000	1,028,341
Village of Sister Bay Door County Wisconsin	5.000%	01/01/25	900,000	900,870
				7,132,613
Transportation - 10.0%
Allegheny County Airport Authority, AGM, Series 2023-A (a)(b)	5.500%	01/01/53	1,000,000	1,086,932
Florida State Mid-Bay Bridge Authority, Series 2015-A (a)	5.000%	10/01/35	1,180,000	1,194,664
La Paz County Arizona Industrial Development Authority, Series 2016-A (a)(c)	7.000%	11/15/38	1,575,000	1,575,647
La Paz County Arizona Industrial Development Authority, Series 2016-A (a)(c)	7.125%	11/15/45	735,000	727,254

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 88.7% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 64.3% (Continued)
Transportation - 10.0% (Continued)
Love Field Airport Modernization Corp., Series 2017 (a)	5.000%	11/01/33	$ 400,000	$ 411,691
Northern Indiana Commuter Transportation District, Series 2024	5.250%	01/01/49	2,485,000	2,753,842
Pharr Texas International Toll Bridge System, Series 2021 (a)	4.000%	08/15/33	5,000	5,186
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/25	260,000	261,141
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/26	450,000	455,805
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/27	250,000	255,867
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/28	500,000	516,600
Triborough Bridge and Tunnel Authority, Series 2021-A-2	2.000%	05/15/45	700,000	669,456
Virginia Small Business Financing Authority, Series 2017 (a)(c)(e)	6.500%	07/01/50	7,500,000	7,483,970
Virginia Small Business Financing Authority, Series 2022 (a)	5.000%	12/31/57	400,000	408,288
				17,806,343
Utilities - 11.9%
Amery Wisconsin Sewerage System	4.250%	05/01/26	1,950,000	1,945,367
Burke County Georgia Development Authority Pollution Control, Series 1994-5	2.150%	10/01/32	530,000	527,153
Jefferson County Alabama Sewer Revenue Warrants, Series 2024	5.000%	10/01/36	2,000,000	2,253,336
King County Washington Sewer Revenue, Series 2020-B (a)	0.875%	01/01/42	975,000	902,057
Long Island Power Authority, Series 2021-B	1.500%	09/01/26	4,385,000	4,119,081
Long Island Power Authority, Series 2020-B	0.850%	09/01/50	1,000,000	953,749

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 88.7% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 64.3% (Continued)
Utilities - 11.9% (Continued)
Lower Colorado River Authority, Series 2024	5.250%	05/15/54	$ 825,000	$ 901,977
Orlando Florida Utilities Commission, Series 2021-B	1.250%	10/01/46	1,125,000	984,950
PEFA, Inc. Iowa Gas Project, Series 2019	5.000%	09/01/49	595,000	609,163
San Antonia Texas Electric & Gas Systems, Series 2015-D	1.125%	12/01/45	1,770,000	1,605,440
Southern California Public Power Authority No. 1, Series 2007-A	5.000%	11/01/33	500,000	537,391
Southern California Public Power Authority No. 1, Series 2007-B	5.201%	11/01/38	5,550,000	5,113,130
Utah Infrastructure Agency Telecommunications, Series 2021	3.000%	10/15/24	500,000	495,084
Utah Infrastructure Agency Telecommunications, Series 2021 (a)	4.000%	10/15/36	200,000	192,131
				21,140,009
Variable Rate Demand Note - 4.5%
Variable Rate Demand Note - 4.5%
State of California, Series 2004-A2	4.100%	05/01/34	8,000,000	8,000,000

Total Municipal Bonds (Cost $160,522,490)				$ 157,540,401

U.S. TREASURY BILLS - 2.8%	Coupon	Maturity	Par Value	Value
United States Treasury (f) (Cost $4,973,460)	5.377%	05/07/24	$ 5,000,000	$ 4,973,757

U.S. TREASURY BONDS & NOTES - 1.7%	Coupon	Maturity	Par Value	Value
United States Treasury (Cost $3,004,910)	4.250%	02/28/31	$ 3,000,000	$ 3,007,500

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 4.4%	Coupon	Maturity	Par Value	Value
Industrial - 4.4%
Services - 4.4%
IPMI 3 LLC, 144A, Series 2021 (g) ($9,088,721)	3.900%	12/01/28	$ 9,000,000	$ 7,766,345

Investments at Value - 97.6% (Cost $177,589,581)				$ 173,288,003

Other Assets in Excess of Liabilities - 2.4%				4,368,994

Net Assets - 100.0%				$ 177,656,997

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.
(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $13,648,204, which represents 7.7% of net assets as of March 31, 2024.
(d)	Percentage rounds to less than 0.1%.
(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(f)	Rate shown is the annualized yield at the time of purchase, not a coupon rate.
(g)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS
March 31, 2024 (Unaudited)

MUNICIPAL BONDS - 96.9%	Coupon	Maturity	Par Value	Value
Certificate Participation - 9.7%
Lease / Rent - 9.7%
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/49	$ 9,255,000	$ 8,461,828
Boulder Municipal Property COP, Series 2019	2.250%	11/01/24	500,000	491,090
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/35	615,000	638,620
Colorado Higher Education Capital Construction COP, Series 2014-A	5.000%	11/01/24	55,000	55,460
Colorado Regional Transportation District COP, Series 2023	5.000%	06/01/24	510,000	510,967
Denver Colorado City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/42	1,860,000	2,013,040
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/30	350,000	368,371
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/31	350,000	367,835
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/32	225,000	235,921
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/33	240,000	251,045
Fraser Valley Metropolitan Recreation District COP, Series 2023 (a)	5.250%	12/01/53	500,000	529,480
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/37	840,000	858,448
Hyland Hills Park and Recreation District COP, Series 2022	5.000%	12/15/41	2,430,000	2,666,438
Lone Tree Colorado COP, Series 2024	5.000%	12/01/24	1,570,000	1,587,342
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/46	4,060,000	3,866,366
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/51	4,000,000	3,682,146
Platteville-Gilcrest Fire Protection District COP, Series 2018 (a)	5.000%	12/01/33	175,000	189,885
Rangeview Library District Adams Country Colorado COP, Series 2022-A	5.000%	12/15/35	775,000	865,696

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 96.9% (Continued)	Coupon	Maturity	Par Value	Value
Certificate Participation - 9.7% (Continued)
Lease / Rent - 9.7% (Continued)
Telluride Colorado COP, Series 2024	5.000%	12/01/43	$ 500,000	$ 549,565
Town of Breckenridge Colorado COP, Series 2022	5.000%	12/01/42	2,325,000	2,499,089
Town of Firestone Colorado Water Enterprise COP, Series 2018 (a)	5.000%	12/01/42	3,000,000	3,091,304
				33,779,936
Escrow to Maturity - 2.0%
Healthcare - 1.3%
Colorado Health Facilities Authority, Series 1991-B	0.000%	07/15/24	4,500,000	4,446,566

Housing - 0.7%
Colorado Housing and Finance Authority Multifamily Housing, Series 2024	0.000%	11/01/43	2,350,000	2,350,188

General Obligation - 16.0%
Local - 16.0%
Basalt & Rural Fire Protection District, Series 2024-B	5.050%	12/01/24	290,000	289,315
Basalt & Rural Fire Protection District, Series 2024-B	4.800%	12/01/25	425,000	422,503
Basalt & Rural Fire Protection District, Series 2024-B	4.650%	12/01/26	225,000	223,089
Basalt & Rural Fire Protection District, Series 2024-A	5.000%	12/01/42	400,000	442,454
Basalt & Rural Fire Protection District, Series 2024-A	5.000%	12/01/43	615,000	677,536
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/37	545,000	570,810
Bradburn Metropolitan District No. 2, Series 2018-A	4.000%	12/01/28	110,000	106,442
Bradburn Metropolitan District No. 2, Series 2018-A (a)	5.000%	12/01/38	600,000	598,963
Castle Oaks Metropolitan District No. 3 Colorado, AGM, Series 2020 (b)	4.000%	12/01/50	4,690,000	4,307,969

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 96.9% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 16.0% (Continued)
Local - 16.0% (Continued)
City & County of Denver Colorado, Series 2022-A	5.000%	08/01/24	$ 1,700,000	$ 1,708,113
Colliers Hill Metropolitan District No. 2 Town of Erie Weld County Colorado, BAM, Series 2022B-1 (a)(b)	6.000%	12/15/47	2,000,000	1,945,728
Cornerstar Metropolitan District, Series 2017-A (a)	5.125%	12/01/37	1,000,000	1,001,155
Crested Butte Colorado Fire Protection District, Series 2022 (a)	5.000%	12/01/46	5,770,000	6,226,123
Erie Commons Metropolitan District No. 2, AGM, Series 2019-A (a)(b)	3.000%	12/01/49	100,000	74,400
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/41	570,000	621,439
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/51	1,100,000	1,012,305
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (b)	2.375%	12/01/39	750,000	577,694
Fremont Custer & El Paso Counties Colorado School District No. RE-2, Series 2023	5.250%	12/01/47	3,250,000	3,595,198
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A (c)	5.000%	12/01/24	215,000	216,148
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A (c)	5.000%	12/01/25	135,000	137,537
Great Western Park Metropolitan District No. 2 Colorado, AGM, Series 2021 (a)(b)	4.000%	12/01/36	555,000	573,008
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023	5.000%	12/01/42	1,000,000	1,115,226
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023 (a)	5.000%	12/01/47	6,500,000	7,081,419
Hogback Metropolitan District Colorado, Series 2021-A (a)	5.000%	12/01/41	700,000	645,573
Longs Peak Metropolitan District Colorado, Series 2021 (a)	1.086%	12/01/51	6,500,000	6,448,720

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 96.9% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 16.0% (Continued)
Local - 16.0% (Continued)
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (b)	5.250%	12/01/42	$ 625,000	$ 689,906
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (b)	5.000%	12/01/52	1,000,000	1,052,528
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/36	175,000	180,797
Plateau Valley School District No. 50 Mesa County Colorado, Series 2024	5.000%	12/01/37	325,000	367,875
Plateau Valley School District No. 50 Mesa County Colorado, Series 2024	5.000%	12/01/38	300,000	337,236
Plateau Valley School District No. 50 Mesa County Colorado, Series 2024	5.500%	12/01/49	2,300,000	2,592,848
Platte Canyon School District No. 1 Park County Colorado, Series 2024	5.000%	12/01/43	445,000	490,250
Platte Canyon School District No. 1 Park County Colorado, Series 2024	5.000%	12/01/48	825,000	889,658
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.125%	12/15/36	500,000	456,744
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.875%	12/15/44	700,000	623,394
SBC Metropolitan District, AGM, Series 2016 (a)(b)	5.000%	12/01/34	205,000	213,404
Southshore Metropolitan District No. 2 City of Aurora Arapahoe County Colorado, BAM, Series 2020-A-2 (a)(b)	4.000%	12/01/46	6,300,000	5,922,166
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (b)	5.000%	12/01/43	325,000	347,205
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (b)	5.000%	12/01/52	900,000	939,849
				55,722,727
Local Authority - 8.5%
Education - 0.6%
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-C (b)	4.800%	12/01/27	2,000,000	1,998,970

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 96.9% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 8.5% (Continued)
Housing - 4.7%
Colorado Housing & Finance Authority, Series 2020-C-1	2.025%	05/01/24	$ 150,000	$ 149,606
Colorado Housing & Finance Authority, Series 2023-F-1	4.214%	05/01/24	1,335,000	1,333,787
Colorado Housing & Finance Authority, Series 2020-C-1	2.075%	11/01/24	250,000	245,509
Colorado Housing & Finance Authority, Series 2023-F-1	4.264%	11/01/24	2,335,000	2,321,863
Colorado Housing & Finance Authority, Series 2023-F-1	4.314%	05/01/25	2,695,000	2,669,179
Colorado Housing & Finance Authority, Series 2023-J	4.837%	05/01/25	1,885,000	1,877,159
Colorado Housing & Finance Authority, Series 2020-C-1	2.175%	11/01/25	500,000	478,601
Colorado Housing & Finance Authority, Series 2023-F-1	4.364%	11/01/25	1,620,000	1,601,465
Colorado Housing & Finance Authority, Series 2023-J	4.887%	11/01/25	2,340,000	2,331,572
Colorado Housing & Finance Authority, Series 2023-J	4.684%	05/01/26	1,500,000	1,490,088
Colorado Housing & Finance Authority, Series 2023-C (a)	5.082%	10/01/26	2,000,000	2,004,049
				16,502,878
Local - 2.2%
Eagle County Colorado School District, Series 2021	0.793%	12/01/25	3,000,000	2,804,521
Eagle County Colorado School District, Series 2021	0.903%	12/01/26	5,000,000	4,530,687
Garfield County School District No. RE-2, Series 2012-B (a)	3.050%	12/01/26	500,000	479,042
				7,814,250
Recreation - 0.3%
Park Creek Metropolitan District, Series 2017-B	3.300%	12/01/24	425,000	419,266

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 96.9% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 8.5% (Continued)
Recreation - 0.3% (Continued)
Park Creek Metropolitan District, Series 2017-B	3.450%	12/01/25	$ 500,000	$ 486,483
Park Creek Metropolitan District, Series 2017-B (a)	3.600%	12/01/26	300,000	290,044
				1,195,793
Tax - 0.3%
Grand Junction Colorado, Series 2020-A	1.826%	03/01/25	620,000	601,310
Park Creek Metropolitan District, Series 2018-B	3.800%	12/01/24	440,000	435,477
				1,036,787
Utilities - 0.4%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (a)	5.875%	12/01/38	810,000	800,689
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.646%	11/01/25	430,000	413,901
				1,214,590
Revenue - 37.8%
Education - 4.2%
Board of Trustees of the Colorado School of Mines, Series 2023-C	5.250%	12/01/39	900,000	1,041,060
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-A (b)	5.250%	12/01/47	1,000,000	1,110,112
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-B (b)	5.250%	12/01/52	5,150,000	5,614,183
Board of Trustees of the Colorado School of Mines, NATL, Series 1999 (b)	0.000%	12/01/25	450,000	421,162
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/34	1,975,000	1,944,919
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/01/35	3,145,000	3,200,090
Colorado Educational & Cultural Facilities Authority, Series 2017-A	5.000%	03/01/40	500,000	519,651
University of Colorado Enterprise, Series 2019-C	2.000%	06/01/54	730,000	722,905
				14,574,082

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 96.9% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 37.8% (Continued)
Healthcare - 1.9%
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/24	$ 575,000	$ 575,575
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/29	425,000	444,908
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/30	500,000	508,119
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/30	710,000	743,873
Colorado Health Facilities Authority, Series 2023-A (a)	3.000%	05/15/30	405,000	376,302
Colorado Health Facilities Authority, Series 2015	5.000%	01/15/35	1,630,000	1,677,216
Colorado Health Facilities Authority, Series 2020	4.000%	10/01/35	335,000	341,521
Colorado Health Facilities Authority, Series 2019-A (a)	5.000%	11/15/37	200,000	217,205
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/41	500,000	447,701
Colorado Health Facilities Authority, Series 2016-A (a)	5.000%	12/01/44	745,000	754,813
Colorado Health Facilities Authority, Series 2022-A	5.000%	05/15/47	180,000	192,550
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/48	500,000	415,637
				6,695,420
Housing - 10.6%
Colorado Housing & Finance Authority, Series 2023-B-2 (a)	3.350%	10/01/26	5,290,000	5,237,904
Colorado Housing & Finance Authority, Series 2023-B-1 (a)	4.700%	10/01/48	275,000	278,481
Colorado Housing & Finance Authority, Series 2021-E	3.000%	11/01/51	450,000	434,857
Colorado Housing & Finance Authority, Series 2023-I (a)	6.000%	05/01/53	15,000,000	16,380,064

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 96.9% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 37.8% (Continued)
Housing - 10.6% (Continued)
Colorado Housing & Finance Authority, Series 2023-L	5.750%	11/01/53	$ 8,000,000	$ 8,517,201
Maiker Housing Partners Multifamily Housing, Series 2023 (a)	4.500%	05/01/42	6,000,000	6,003,065
				36,851,572
Other - 3.0%
Colorado Educational & Cultural Facilities Authority, Series 2014	5.000%	11/15/24	435,000	436,854
Colorado Educational & Cultural Facilities Authority, Series 2015-A (a)(c)	4.125%	07/01/26	250,000	247,635
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	11/15/31	1,000,000	1,008,730
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	12/01/31	1,500,000	1,513,815
Colorado Educational & Cultural Facilities Authority, Series 2016-A (a)	5.000%	12/15/31	715,000	746,967
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	10/01/32	1,340,000	1,350,011
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	06/01/36	1,580,000	1,621,265
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	07/01/36	1,000,000	1,014,528
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)(c)	5.000%	07/01/36	1,000,000	1,009,833
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	08/01/36	1,140,000	1,169,585
Colorado Educational & Cultural Facilities Authority, Series 2014B (a)	5.625%	01/15/44	415,000	415,149
				10,534,372
Public Services - 6.7%
Cherry Creek Corporate Center Metropolitan District, Series 2015-A (a)	5.000%	06/01/37	500,000	497,188
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/27	620,000	634,063

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 96.9% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 37.8% (Continued)
Public Services - 6.7% (Continued)
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/36	$ 300,000	$ 303,895
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/37	400,000	404,103
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/37	370,000	409,381
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/38	655,000	722,381
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/39	730,000	805,167
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/41	500,000	544,714
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/42	500,000	543,168
Park Creek Metropolitan District, AGM, Series 2024-A (b)	5.000%	12/01/43	1,320,000	1,424,194
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/42	1,105,000	1,143,125
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/47	10,835,000	11,145,525
Southglenn Metropolitan District Colorado, Series 2016 (a)	5.000%	12/01/30	4,255,000	4,250,195
Sterling Ranch Community Authority Colorado, Series 2020-A (a)	3.750%	12/01/40	500,000	445,231
				23,272,330
Tax - 1.6%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	3,500,000	3,542,960
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	1,200,000	1,214,729
Superior Open Space Sales and Use Tax Colorado, AGM, Series 2020 (a)(b)	5.000%	06/01/40	700,000	758,691
				5,516,380

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 96.9% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 37.8% (Continued)
Transportation - 4.7%
Denver Colorado City & County Airport System, Series 2020-B-2	5.000%	11/15/31	$ 7,690,000	$ 7,815,003
Denver Colorado City & County Airport System, Series 2022-B	5.250%	11/15/53	6,750,000	7,439,258
Grand Junction Regional Airport Authority, NATL, Series 2016-A (a)(b)	5.000%	12/01/31	1,155,000	1,205,041
				16,459,302
Utilities - 5.1%
Centennial Water & Sanitation District, Series 2024	5.000%	12/01/48	1,275,000	1,406,083
Centennial Water & Sanitation District, Series 2024	5.250%	12/01/53	3,250,000	3,612,379
City of Colorado Springs Colorado Utilities System, Series 2022-B (a)	5.000%	11/15/47	380,000	416,240
City of Colorado Springs Colorado Utilities System, Series 2020-C	5.000%	11/15/50	5,780,000	6,182,705
City of Grand Junction Colorado Joint Sewer System, BAM, Series 2024 (b)	5.000%	12/01/37	215,000	248,154
City of Grand Junction Colorado Joint Sewer System, BAM, Series 2024 (b)	5.000%	12/01/38	470,000	538,723
City of Grand Junction Colorado Joint Sewer System, BAM, Series 2024 (b)	5.000%	12/01/40	350,000	394,697
City of Grand Junction Colorado Joint Sewer System, BAM, Series 2024 (b)	5.000%	12/01/41	480,000	538,674
City of Grand Junction Colorado Joint Sewer System, BAM, Series 2024 (b)	5.000%	12/01/42	400,000	446,937
Puerto Rico Electric Power Authority, AGM, Series 2007-UU (a)(b)(d)	4.266%	07/01/29	400,000	377,786
Todd Creek Village Metropolitan District Colorado, Series 2018-A	5.000%	12/01/28	1,200,000	1,238,446
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/33	1,350,000	1,416,990

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 96.9% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 37.8% (Continued)
Utilities - 5.1% (Continued)
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/38	$ 1,000,000	$ 1,032,607
				17,850,421
Tax and Revenue Anticipation Note - 10.6%
Tax and Revenue Anticipation Note - 10.6%
State of Colorado Education Loan Program, Series 2023-B	4.500%	06/28/24	37,000,000	37,075,643

Variable Rate Demand Note - 12.3%
Variable Rate Demand Note - 12.3%
City of Colorado Springs Colorado Utilities System, Series 2009-C	3.650%	11/01/28	1,550,000	1,550,000
City of Colorado Springs Colorado Utilities System, Series 2007-A (a)(d)	3.630%	11/01/37	8,000,000	8,000,000
City of Colorado Springs Colorado Utilities System, Series 2010-C (a)	3.630%	11/01/40	1,400,000	1,400,000
City of Colorado Springs Colorado Utilities System, Series 2012-A (a)	3.630%	11/01/41	1,315,000	1,315,000
Colorado Health Facilities Authority, Series 2016-B (a)	3.600%	12/01/45	1,200,000	1,200,000
Colorado Health Facilities Authority, Series 2020-A (a)	4.400%	12/01/52	7,810,000	7,810,000
Colorado Health Facilities Authority, Series 2022-E	4.450%	05/15/62	10,000,000	10,000,000
Colorado Health Facilities Authority, Series 2022-F	3.600%	05/15/62	1,500,000	1,500,000

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 96.9% (Continued)	Coupon	Maturity	Par Value	Value
Variable Rate Demand Note - 12.3% (Continued)
Variable Rate Demand Note - 12.3% (Continued)
University of Colorado Hospital Authority, Series 2019-A	3.400%	11/15/49	$10,000,000	$ 10,000,000
				42,775,000

Investments at Value - 96.9% (Cost $347,767,072)				$ 337,667,207

Other Assets in Excess of Liabilities - 3.1%				10,797,129

Net Assets - 100.0%				$ 348,464,336

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.
(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $6,368,842, which represents 1.8% of net assets as of March 31, 2024.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

BARRETT GROWTH FUND
STATEMENT OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Communication Services - 6.2%
Media & Entertainment - 6.2%
Alphabet, Inc. - Class C (a)	8,500	$ 1,294,210
Walt Disney Co. (The)	3,000	367,080
		1,661,290
Consumer Discretionary - 15.0%
Consumer Discretionary Distribution & Retail - 11.0%
Amazon.com, Inc. (a)	7,000	1,262,660
AutoZone, Inc. (a)	150	472,747
TJX Cos., Inc. (The)	12,000	1,217,040
		2,952,447
Consumer Services - 4.0%
McDonald's Corp.	2,000	563,900
Starbucks Corp.	5,500	502,645
		1,066,545
Consumer Staples - 3.8%
Consumer Staples Distribution & Retail - 3.8%
Costco Wholesale Corp.	1,400	1,025,682

Financials - 19.2%
Banks - 3.2%
JPMorgan Chase & Co.	4,300	861,290

Financial Services - 12.5%
Ares Management Corp. - Class A	10,750	1,429,535
S&P Global, Inc.	700	297,815
Visa, Inc. - Class A	5,750	1,604,710
		3,332,060
Insurance - 3.5%
Progressive Corp. (The)	4,500	930,690

Health Care - 17.3%
Health Care Equipment & Services - 5.5%
Stryker Corp.	2,000	715,740
UnitedHealth Group, Inc.	1,500	742,050
		1,457,790

BARRETT GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Health Care - 17.3% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 11.8%
Danaher Corp.	2,750	$ 686,730
Merck & Co., Inc.	3,000	395,850
Regeneron Pharmaceuticals, Inc. (a)	875	842,179
Thermo Fisher Scientific, Inc.	900	523,089
Zoetis, Inc.	4,200	710,682
		3,158,530
Industrials - 5.1%
Capital Goods - 1.4%
EnerSys	4,000	377,840

Commercial & Professional Services - 3.7%
Tetra Tech, Inc.	5,400	997,434

Information Technology - 29.2%
Semiconductors & Semiconductor Equipment - 9.2%
NVIDIA Corp.	2,725	2,462,201

Software & Services - 15.8%
Accenture PLC - Class A (Ireland)	3,000	1,039,830
Adobe, Inc. (a)	600	302,760
Fair Isaac Corp. (a)	500	624,805
Microsoft Corp.	4,600	1,935,312
Roper Technologies, Inc.	600	336,504
		4,239,211
Technology Hardware & Equipment - 4.2%
Apple, Inc.	6,500	1,114,620

BARRETT GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Materials - 2.6%
Materials - 2.6%
Ecolab, Inc.	3,000	$ 692,700

Investments at Value - 98.4% (Cost $6,272,598)		$ 26,330,330

Other Assets in Excess of Liabilities - 1.6%		438,135

Net Assets - 100.0%		$ 26,768,465

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

BARRETT OPPORTUNITY FUND
STATEMENT OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Communication Services - 7.9%
Media & Entertainment - 7.9%
Alphabet, Inc. - Class C (a)	15,067	$ 2,294,101

Consumer Discretionary - 8.8%
Consumer Discretionary Distribution & Retail - 8.8%
Home Depot, Inc. (The)	1,999	766,817
Murphy USA, Inc.	4,306	1,805,075
		2,571,892
Consumer Staples - 2.7%
Food, Beverage & Tobacco - 2.7%
PepsiCo, Inc.	4,582	801,896

Energy - 15.1%
Energy - 15.1%
Murphy Oil Corp.	32,034	1,463,954
Shell PLC ADR (United Kingdom)	44,026	2,951,503
		4,415,457
Financials - 20.5%
Financial Services - 18.5%
Ares Management Corp. - Class A	8,018	1,066,234
Bank of New York Mellon Corp. (The)	26,566	1,530,733
Corpay, Inc. (a)	1,375	424,243
Jefferies Financial Group, Inc.	54,064	2,384,222
		5,405,432
Insurance - 2.0%
Progressive Corp. (The)	2,789	576,821

Health Care - 6.4%
Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
AbbVie, Inc.	5,560	1,012,476
Thermo Fisher Scientific, Inc.	1,491	866,584
		1,879,060

BARRETT OPPORTUNITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Industrials - 19.3%
Capital Goods - 11.9%
General Dynamics Corp.	12,285	$ 3,470,390

Commercial & Professional Services - 7.4%
Automatic Data Processing, Inc.	8,663	2,163,497

Information Technology - 16.9%
Software & Services - 12.2%
Microsoft Corp.	8,470	3,563,498

Technology Hardware & Equipment - 4.7%
Apple, Inc.	8,000	1,371,840

Real Estate - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Rayonier, Inc.	14,084	468,152

Investments at Value - 99.2% (Cost $3,965,756)		$ 28,982,036

Other Assets in Excess of Liabilities - 0.8%		246,760

Net Assets - 100.0%		$ 29,228,796

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL FUNDS STATEMENT OF INVESTMENTS March 31, 2024 (Unaudited)

COMMON ABBREVIATIONS

A.B	Aktiebolag is the Swedish equivalent of the term corporation.
Abp	A Swedish or Finish Public Limited Company.
ADR	American Depositary Receipt.
A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
A.S.	Andonim Sirketi, Joint Stock Company in Turkey.

A/S	Aktieselskab is a Danish Joint Stock Company.

A.S.A.	Aksjeselskop is the Norwegian term for a stock-based company.

BAM	Build America Mutual.

Bhd	Berhad is a Malaysian term for a public limited company.

COP	Certificate of Participation.

H15T1Y	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

KGaA	German Master Limited Partnership.

K.S.C.P	Kuwaiti Shareholding Company - Public.

LLC	Limited Liability Company.
LP	Limited Partnership.

Ltd	Limited.

NATL	National Public Finance Guarantee Corp.

N.V	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Nyrt	Hungarian Public Limited Company

OYJ	Julkinen osakeyhtiö means public stock company.

PCL	Public Company Limited.

PJSC	Public Joint-Stock Company.

PLC	Public Limited Company.

P.S.Q.C.	Public Sharing Qatar Company

Q.P.S.C.	Qatari Public Shareholding Company.
REITs	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
S.A.A.	Sociedad Anonima Abierta is a Peruvian term for a publicly held corporation.
S.A.B de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.
S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SOFR	Secured Overnight Financing Rate.
S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.
Tbk P.T.	Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.
TSFR	CME Term SOFR.